                                                    [LOGO] ANCHOR NATIONAL
                                                           A SunAmerica Company

ANCHOR PATHWAY FUND

ANNUAL REPORT - FEBRUARY 28, 1999







                              --------------------------------------------------
                                            AMERICAN PATHWAY II
                                             VARIABLE ANNUITY

---------------------
              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to offer the following report on the Anchor
              Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. This report covering the three-month period from December 1, 1998 through February 28, 1999 represents a change in the fiscal year of the fund. The fund's year-end has been changed to February 28 (February 29 in leap year), necessitating the issuance of a new annual report. The fiscal year change was made in order to reduce fund costs and to facilitate timely reporting to our shareholders. The following commentary on the economy in general and the investment activities of each of the series has been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

              ECONOMIC OVERVIEW

                Global equity markets were a study in contrasts during the three months ended February 28, 1999. Early in the new year, stock prices spiked upward, driven by unusually strong interest in Internet-related issues and general optimism about the advent of the euro dollar. Prices soon fell sharply lower, however, when investors grew concerned about the potential consequences of a devaluation of Brazil's currency, the real. While stocks generally ended the period higher than where they began, most sectors of the bond market retreated, particularly in February, as stronger-than-expected economic data rekindled fears of inflation.

                Longer term, the U.S. economy's record peacetime expansion shows few signs of subsiding. Jobs are plentiful, consumer spending is robust, yet inflation remains remarkably quiescent. While CRMC is cautiously optimistic, the recent volatility in virtually every sector of the world's financial markets is an object lesson in how quickly investors' sentiments can change. One of the benefits of a long-term perspective is that it allows CRMC to make carefully reasoned judgments about those changes and ultimately act on its convictions about what is most appropriate for shareholders.

                Here are brief comments on the investment activities of each series:

                THE GROWTH SERIES returned 14.5% for the three-month period ending February 28, significantly outpacing the 6.8% figure posted by the S&P 500 as well as the closest competitive benchmark, the Lipper Capital Appreciation Fund Index which was up 8.9% for the quarter. A strong representation in media/entertainment and technology stocks, along with individual stock selections in other industry sectors, were primary contributors to the portfolio's returns. Regarding top 20 holdings, there was only one change -- Analog Devices replaced SCI Systems (both are technology firms). Of the 20, eight are technology companies and eight are in the entertainment/cable business. This is indicative of the series' overall strong representation in these two areas.

                THE INTERNATIONAL SERIES returned 11.1% for the three-month period ending February 28, compared to the benchmark EAFE index return of 1.2%. Contributing to the series' strong result were a low exposure to Asia and a concentration in Europe. Although the broad international markets performed well in the fourth quarter of 1998, performance in January was mixed and decidedly weak in February. In fact, after a period of strong performance, even the European markets have posted mixed results in recent times. Most of the major markets in Europe (as in the U.S.) have been driven by a relatively small number of stocks. The most successful industry sectors include telecommunications, technology, broadcasting and publishing, merchandising, and services. Fortunately, these same sectors are the five-largest industry concentrations in the series, representing more

     ---------------------------------------------------------------------------

                                                           ---------------------

---------------------

              than 58% of total holdings. Given uncertainty about the direction of interest rates and economic growth, CRMC notes there is reason to expect continued divergence in the movements of the various industry sectors and markets. As of February 28, the largest country concentration is the U.K. at 13.2%, and Europe as the most significant region at 65.9%. Exposure to developing markets is approximately 6%, and cash equivalents stood at 14.3%.

                THE GROWTH-INCOME SERIES returned 4.6% for the three-month period ending February 28, compared to the Lipper Growth and Income Fund Index of 2.1%. Given concerns over the spreading impact of business contraction in Asia to Latin America and elsewhere, as well as the high valuation in the U.S. equities market, the portion of the series maintained in cash equivalents has averaged near 15% in recent quarters. Positions in telephone and related equipment companies, computer suppliers, entertainment stocks, and chemical companies were trimmed over the three-month period. The only increase was in the health and personal care industry which, as of February 28, represented the largest commitment, followed closely by the data processing & reproduction industry. New entrants to the top 20 holdings included Storage Technology, Sepracor, Ikon Office Solutions, Browning-Ferris, Sunstrand, Schering-Plough, and Merck.

                THE ASSET ALLOCATION SERIES returned 1.4% for the three-month period ending February 28, compared to the S&P 500 return of 6.8%, the Salomon Smith Barney Investment Grade Bond Index of -0.7%, and the Lipper Balanced Fund Index of 2.8%. As of February 28, common stock and convertible holdings comprised 61.2% of the series. Fixed income holdings and short-term investments represented 27.8% and 10.7% of the series, respectively. Top equity industry holdings at the end of February were: banking (5.1%), aerospace (5.1%), data processing (4.4%), health care (3.9%), and energy (3.9%). Holdings in the energy, forest products & paper, and insurance sectors were reduced on balance during the quarter in which aerospace and data processing saw increases. Nokia IBM, Household Int'l, General Mills, Corning, and Textron were the largest equity holdings in the series at the end of the period.

                THE HIGH-YIELD BOND SERIES returned 0.5% for the three-month period ending February 28, compared to the Salomon Smith Barney Long-Term High-Yield Index return of 1.1%, and the Salomon Smith Barney Investment Grade Bond Index return of -0.7%. Over the last three months, the overall high-yield market has continued to improve from the lows seen in fourth-quarter 1998. During that volatile quarter and into first-quarter 1999, CRMC was able to take advantage of attractive valuations and increase exposure to select names in the portfolio. The manager continues to have a high degree of conviction regarding the communications sector, which was the focus of many purchases. The communications sector, which includes holdings in the broadcasting, publishing, cable, and leisure industries, has performed quite well. In contrast, areas that have experienced significant weakness of late have been in the health care and manufacturing industries where the series has been concentrated in merely three names as CRMC works to discern those companies with the best long-term prospects and those carrying too much risk. For 1999, the U.S. economic picture is expected to remain solid, which should foster good cash flow growth and credit profile improvement in many of the series' holdings. Further, this stability should provide a solid foundation for performance in the fixed income securities arena.

                THE U.S. GOVERNMENT/AAA RATED SECURITIES SERIES returned -0.4%
              for the three-month period ending February 28 compared to the Salomon Smith Barney Treasury/Gov't Sponsored/Mortgage Index return of -0.6%. After a period in the fall when the bond
---------------------

---------------------

              market's focus was on global liquidity concerns, the focus in the latest quarter was on more mundane concerns. Worries about the strength of the U.S. economy, and therefore, the Federal Reserve's reluctance to lower rates, moved bond prices lower. Inflation has not picked up, but the worry about inflation has impacted bond prices. CRMC notes that in some respects, the most interesting feature of the current bond market has been the excellent performance of securities other than treasuries. Mortgage backed securities, commercial mortgage backed securities, and high-quality corporate issues have all done very well. These non-Treasury securities had become attractive on a relative valuation basis and are now returning to more normal levels. CRMC has continued to reduce Treasury securities to take advantage of this trend. In fact, since the end of August, the manager has reduced Treasuries from 23.7% of the series to 11.1% at the end of the three-month period. Mortgage-related securities have fallen slightly from 20.9% to 20.6% while Federal Agency Obligations have risen from 38.2% to 45.9%. CRMC also has reduced the average maturity from 19.2 years at the end of November to 17.9 years as of the end of February.

                THE CASH MANAGEMENT SERIES provided investors with a return of
              1.1% for the three-month period. Encouraged by signs of a strengthening economy, the Federal Reserve maintained short-term rates at 4.75%. The series maintains a high-quality orientation by concentrating its assets in top-grade commercial paper (short-term loans to major, well-known corporations), all of which carry the highest credit ratings from Moody's Investors Service or Standard & Poor's, and federal agency discount notes (short-term loans to federal government agencies).

                The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to helping you achieve these goals by striving to find the best values that financial markets have to offer.

                We look forward to reporting to you again on the new semi-annual reporting schedule in October of 1999 for the six-month period ending August 31st, 1999.

              Sincerely,

              /s/ ELI BROAD

              Eli Broad
              Chairman, President and Chief Executive Officer,
              Anchor National Life Insurance Company

              March 16, 1999

              --------------------------------

              Performance figures quoted are for the Anchor Pathway Fund: therefore, they are not net of the fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in the other series, is not guaranteed.
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    ANCHOR PATHWAY FUND
    GROWTH SERIES                    INVESTMENT PORTFOLIO  --  FEBRUARY 28, 1999

                                                                                                          VALUE
                                          COMMON STOCK -- 89.8%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 28.1%
                       Aerospace & Military Technology -- 0.2%
                       Gulfstream Aerospace Corp.+.................................       40,000        $  1,790

                       Data Processing & Reproduction -- 11.0%
                       Adobe Systems, Inc. ........................................      155,000           6,239
                       Ascend Communications, Inc.+................................       30,000           2,308
                       Compaq Computer Corp. ......................................      277,500           9,782
                       Computer Associates International, Inc. ....................       55,000           2,310
                       Data General Corp.+.........................................      200,000           2,762
                       Gateway 2000, Inc.+.........................................       30,000           2,181
                       Lexmark International Group, Inc., Class A+.................       30,000           3,096
                       Mentor Graphics Corp.+......................................      120,000           1,680
                       Microsoft Corp.+............................................       45,000           6,756
                       Oracle Corp.+...............................................      300,000          16,762
                       PeopleSoft, Inc.+...........................................      620,000          11,702
                       Silicon Graphics, Inc.+.....................................      500,000           7,969
                       Solectron Corp.+............................................      520,000          23,237
                       Structural Dynamics Research Corp.+.........................      150,000           2,925

                       Electrical & Electronics -- 0.9%
                       Ericsson (L.M.) Telecommunications Co., Class B ADR.........      120,000           3,120
                       General Instrument Corp.+...................................      100,000           2,925
                       Northern Telecom Ltd. ......................................       45,000           2,613

                       Electronic Components -- 14.2%
                       Adaptec, Inc.+..............................................      365,000           7,277
                       ADC Telecommunications, Inc.+...............................      115,000           4,657
                       Altera Corp.+...............................................      290,000          14,101
                       Analog Devices, Inc.+.......................................      486,666          12,197
                       Corning, Inc. ..............................................       54,200           2,900
                       Intel Corp. ................................................      151,200          18,135
                       LSI Logic Corp.+............................................      200,000           5,187
                       Maxim Integrated Products, Inc.+............................      129,800           5,411
                       Microchip Technology, Inc.+.................................      210,000           5,722
                       Micron Technology, Inc.+....................................       27,100           1,562
                       Park Electrochemical Corp. .................................      187,200           5,078
                       Quantum Corp.+..............................................      150,000           2,466
                       Rogers Corp.+...............................................      109,200           2,826
                       SCI Systems, Inc.+..........................................      240,000           7,425
                       Texas Instruments, Inc. ....................................      381,000          33,980

                       Electronic Instruments -- 1.6%
                       Applied Materials, Inc.+....................................      230,000          12,794
                       KLA-Tencor Corp.+...........................................       30,000           1,554

                       Energy Equipment -- 0.2%
                       Schlumberger Ltd. ..........................................       40,000           1,943
                                                                                                        ---------
                                                                                                         255,372
                                                                                                        ---------
                       CONSUMER GOODS -- 5.1%
                       Beverages & Tobacco -- 0.8%
                       PepsiCo, Inc. ..............................................       40,000           1,505
                       Philip Morris Cos., Inc. ...................................      160,000           6,260

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                                        4

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS(continued)
                       Food & Household Products -- 0.7%
                       Dole Food, Inc. ............................................       90,000        $  2,835
                       Keebler Foods Co.+..........................................       80,000           3,120

                       Health & Personal Care -- 2.7%
                       BioChem Pharma, Inc.+.......................................       60,000           1,474
                       Eli Lilly & Co. ............................................       20,000           1,894
                       Forest Labs, Inc.+..........................................       45,000           2,225
                       Guidant Corp. ..............................................      100,000           5,700
                       Millenium Pharmaceuticals, Inc.+............................       50,000           1,553
                       Omnicare, Inc. .............................................       30,000             718
                       Pfizer, Inc. ...............................................       15,000           1,979
                       Pharmacia & Upjohn, Inc. ...................................       58,000           3,161
                       Sepracor, Inc.+.............................................       27,500           3,431
                       Warner-Lambert Co. .........................................       40,000           2,762

                       Recreation & Other Consumer Products -- 0.3%
                       Hasbro, Inc. ...............................................       70,000           2,590

                       Textiles & Apparel -- 0.6%
                       Nike, Inc., Class B.........................................      100,000           5,362
                                                                                                        ---------
                                                                                                          46,569
                                                                                                        ---------
                       ENERGY -- 0.8%
                       Energy Sources -- 0.8%
                       Enterprise Oil PLC ADR......................................      300,000           1,308
                       Murphy Oil Corp. ...........................................       80,000           2,735
                       Oryx Energy Co.+............................................       75,000             778
                       Pogo Producing Co. .........................................       96,500             893
                       Talisman Energy, Inc.+......................................       40,000             627
                       Total SA ADR................................................       20,000           1,032
                                                                                                        ---------
                                                                                                           7,373
                                                                                                        ---------
                       FINANCE -- 6.4%
                       Banking -- 1.9%
                       Charter One Financial, Inc. ................................      184,999           5,330
                       M & T Bank Corp. ...........................................        3,500           1,665
                       Washington Mutual, Inc. ....................................      145,000           5,800
                       Wells Fargo Co. ............................................      125,000           4,594

                       Financial Services -- 1.7%
                       Capital One Financial Corp. ................................       20,000           2,553
                       Federal National Mortgage Association.......................       56,500           3,955
                       Household International, Inc. ..............................      110,000           4,469
                       Providian Financial Corp. ..................................       40,000           4,085

                       Insurance -- 2.8%
                       American International Group, Inc.@.........................       90,000          10,255
                       MGIC Investment Corp. ......................................       85,000           2,895
                       Transatlantic Holdings, Inc. ...............................       60,000           4,481
                       XL Capital Ltd. ............................................      130,000           7,962
                                                                                                        ---------
                                                                                                          58,044
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MATERIALS -- 2.1%
                       Chemicals -- 1.5%
                       Air Products & Chemicals, Inc. .............................      100,000        $  3,213
                       Monsanto Co. ...............................................       87,400           3,982
                       Praxair, Inc. ..............................................       35,000           1,223
                       Valspar Corp. ..............................................      150,000           4,875

                       Forest Products & Paper -- 0.6%
                       Sealed Air Corp.+...........................................      115,000           5,836
                                                                                                        ---------
                                                                                                          19,129
                                                                                                        ---------

                       SERVICES -- 44.8%
                       Broadcasting & Publishing -- 24.1%
                       BHC Communications, Inc., Class A+..........................       55,821           6,392
                       Cablevision Systems Corp., Class A+.........................      280,000          18,200
                       Cox Communications, Inc., Class A+..........................      170,000          12,028
                       Fox Entertainment Group, Inc., Class A+.....................      450,000          11,700
                       Knight-Ridder, Inc. ........................................          800              40
                       News Corp. Ltd. ADR.........................................      680,000          19,295
                       Tele-Communications, Inc., Liberty Media Group, Series A+...      556,037          29,956
                       Tele-Communications, Inc., TCI Ventures Group, Series A+....       27,212             753
                       Time Warner, Inc. ..........................................      917,500          59,179
                       USA Networks, Inc.+.........................................      356,500          14,171
                       Viacom, Inc., Class B+......................................      530,000          46,839

                       Business & Public Services -- 8.9%
                       Allied Waste Industries, Inc.+..............................      270,000           5,265
                       Avery Dennison Corp. .......................................       40,000           2,147
                       Cambridge Technology Partners, Inc.+........................       70,000           1,759
                       Cendant Corp.+..............................................    1,295,562          21,458
                       Columbia/HCA Healthcare Corp. ..............................      203,625           3,640
                       Concord EFS, Inc.+..........................................      140,000           4,471
                       FDX Corp.+..................................................      250,000          23,875
                       First Data Corp. ...........................................      100,000           3,825
                       Snyder Communications, Inc.+................................       35,000           1,199
                       TeleTech Holdings, Inc.+....................................       37,400             262
                       Universal Health Services, Inc., Class B....................       74,900           3,043
                       Waste Management, Inc. .....................................      200,000           9,775

                       Leisure & Tourism -- 2.8%
                       Carnival Corp., Class A.....................................       94,300           4,196
                       Disney (Walt) Co. ..........................................      150,000           5,278
                       King World Productions, Inc.+...............................      150,000           3,966
                       Mirage Resorts, Inc.+.......................................      475,000           9,262
                       Starbucks Corp.+............................................       50,000           2,644

                       Merchandising -- 1.8%
                       Cardinal Health, Inc. ......................................       55,500           4,006
                       Consolidated Stores Corp.+..................................      352,400           8,876
                       Limited, Inc. ..............................................       96,500           3,426

                       Telecommunications -- 4.4%
                       AirTouch Communications, Inc.+..............................      155,000          14,115
                       MCI WorldCom, Inc.+.........................................       49,756           4,105
                       Paging Network, Inc.+.......................................      230,000             920
                       Teleglobe, Inc. ............................................      165,000           5,177
                       Comcast Corp., Class A......................................      220,000          15,606

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                                        6

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Transportation: Airlines -- 2.8%
                       AMR Corp.+..................................................      140,000        $  7,761
                       Delta Air Lines, Inc. ......................................       20,000           1,216
                       Southwest Airlines Co. .....................................      543,750          16,381
                                                                                                        ---------
                                                                                                         406,207
                                                                                                        ---------
                       OTHER COMMON STOCK -- 2.5%..................................                       22,742
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $469,728)..........................                      815,436
                                                                                                        ---------

                                         PREFERRED STOCK -- 1.0%
                       ---------------------------------------------------------------------------------------------

                       SERVICES -- 1.0%
                       Broadcasting & Publishing -- 1.0%
                       News Corp. Ltd. ADR (cost $2,313)...........................      340,000           8,925
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $472,041).................                      824,361
                                                                                                        ---------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 9.2%                                 (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 6.1%
                       American Express Credit Corp. 4.80% due 4/15/99.............    $  11,000          10,934
                       Eastman Kodak Co. 4.77% due 4/13/99.........................        7,400           7,358
                       General Electric Capital Corp. 4.87% due 3/01/99............       12,000          12,000
                       General Mills, Inc. 4.78% due 3/19/99.......................        5,300           5,287
                       Kellogg Co. 4.75% due 3/22/99...............................        8,000           7,978
                       Procter & Gamble Co. 4.76% due 3/11/99......................        2,700           2,696
                       Procter & Gamble Co. 4.80% due 6/03/99......................        9,400           9,282
                                                                                                        ---------
                                                                                                          55,535
                                                                                                        ---------

                       FEDERAL AGENCY OBLIGATIONS -- 3.1%
                       Federal Home Loan Bank Discount Notes 4.72% due 5/07/99.....       13,600          13,480
                       Federal Home Loan Mortgage Discount Notes 4.75% due
                         5/13/99...................................................       14,400          14,261
                                                                                                        ---------
                                                                                                          27,741
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $83,277)..................                       83,276
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $555,318)                                100.0%                          $907,637
                       Liabilities in excess of other assets --           0.0                               (317)
                                                                       ------                           ---------
                       NET ASSETS --                                    100.0%                          $907,320
                                                                       ======                           =========

              -----------------------------

              + Non-income producing security

              @ Security represents an investment in an affiliated company

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

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    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES               INVESTMENT PORTFOLIO -- FEBRUARY 28, 1999

                                                                                                            VALUE
                                 COMMON STOCK & PREFERRED STOCK -- 85.7%                  SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------

                       AUSTRALIA -- 5.7%
                       Brambles Industries Ltd. (Services).........................        100,000        $  2,546
                       Broken Hill Proprietary Co. Ltd. (Energy)...................        422,267           3,170
                       Fosters Brewing Group Ltd. (Consumer Goods).................        389,300           1,117
                       News Corp. Ltd. ADR (Services)..............................        100,000           2,838
                       Westpac Banking Corp. Ltd. (Finance)........................        313,073           2,070
                                                                                                          ---------
                                                                                                            11,741
                                                                                                          ---------

                       BRAZIL -- 0.2%
                       Centrais Geradoras do Sul do Brasil SA ADR+ (Energy)........         18,300              53
                       Companhia Paranaense De Energia (Energy)....................    118,055,000             347
                                                                                                          ---------
                                                                                                               400
                                                                                                          ---------

                       CANADA -- 2.7%
                       Northern Telecom Ltd. (Capital Equipment)...................         94,000           5,458
                                                                                                          ---------

                       FINLAND -- 6.6%
                       Nokia Corp., Class A ADR+ (Capital Equipment)...............         90,000          12,329
                       UPM-Kymmene OY (Materials)..................................         48,000           1,248
                                                                                                          ---------
                                                                                                            13,577
                                                                                                          ---------

                       FRANCE -- 9.8%
                       Canal Plus (Services).......................................         13,500           4,224
                       Carrefour SA (Services).....................................          4,300           3,068
                       Peugeot SA (Consumer Goods).................................          6,700             895
                       Total SA, Class B (Energy)..................................         33,876           3,538
                       Vivendi SA (Services).......................................         32,000           8,356
                                                                                                          ---------
                                                                                                            20,081
                                                                                                          ---------

                       GERMANY -- 9.8%
                       Bayerische Motoren Werke AG NV (Consumer Goods).............          6,072           4,393
                       Bayerische Motoren Werke AG NV new shares+ (Consumer
                         Goods)....................................................          1,214             858
                       Bayerische Motoren Werke AG NV Preferred (Consumer Goods)...          2,604           1,059
                       Bayerische Motoren Werke AG NV new shares Preferred, Class
                         N+ (Consumer Goods).......................................            520             217
                       Deutsche Telekom AG (Services)..............................        296,000          13,603
                                                                                                          ---------
                                                                                                            20,130
                                                                                                          ---------

                       ITALY -- 5.3%
                       Telecom Italia Mobile SpA (Services)........................         64,800             262
                       Telecom Italia SpA+ (Services)..............................      1,570,000          10,615
                                                                                                          ---------
                                                                                                            10,877
                                                                                                          ---------

                       JAPAN -- 5.7%
                       Amway Japan Ltd. ADR (Services).............................         36,000             149
                       Fujitsu Ltd. (Capital Equipment)............................        180,000           2,246
                       Nintendo Co. Ltd. (Consumer Goods)..........................         11,000             927
                       Nippon Telegraph & Telephone Corp. (Services)...............            330           2,721
                       Rohm Co. Ltd. (Capital Equipment)...........................         20,000           1,956
                       Shohkoh Fund & Co. Ltd. (Finance)...........................          8,600           3,611
                                                                                                          ---------
                                                                                                            11,610
                                                                                                          ---------

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                                        8

                                                                                                            VALUE
                                COMMON STOCK & PREFERRED STOCK (CONTINUED)                SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       KOREA -- 0.6%
                       Korea Mobile Telecommunications Corp. (Services)............            381        $    280
                       LG Semiconductor Co.+ (Capital Equipment)...................         96,634             900
                       Samsung Electronics+ (Consumer Goods).......................          1,157              82
                                                                                                          ---------
                                                                                                             1,262
                                                                                                          ---------

                       LUXEMBOURG -- 0.8%
                       Safra Republic Holdings, Inc. (Finance).....................         40,000           1,720
                                                                                                          ---------

                       MEXICO -- 4.1%
                       Cemex SA+ (Materials).......................................        560,000           1,601
                       Cifra SA de CV+ (Services)..................................         49,461              64
                       Cifra SA de CV, Series C+ (Services)........................        195,500             250
                       Grupo Televisa SA de CV GDR+ (Services).....................         35,000             984
                       Telefonos de Mexico SA ADR (Services).......................         95,200           5,444
                                                                                                          ---------
                                                                                                             8,343
                                                                                                          ---------

                       NETHERLANDS -- 4.4%
                       AEGON NV (Finance)..........................................         35,000           3,659
                       Vereenigde Ned Uitgevers (Services).........................        130,000           5,353
                                                                                                          ---------
                                                                                                             9,012
                                                                                                          ---------

                       NORWAY -- 1.1%
                       Orkla SA (Multi-industry)...................................        160,000           2,143
                                                                                                          ---------

                       SPAIN -- 3.3%
                       Telefonica de Espana SA (Services)..........................        146,881           6,717
                                                                                                          ---------

                       SWEDEN -- 5.8%
                       Astra AB, Class A (Consumer Goods)..........................        270,000           5,359
                       Ericsson LM Telecommunications Co., Class B (Capital
                         Equipment)................................................        190,400           5,046
                       Kinnevik, Series A (Multi-industry).........................         23,900             490
                       Kinnevik, Series B (Multi-industry).........................         15,000             312
                       Modern Times Group AB, Class A+ (Services)..................         23,900             382
                       Modern Times Group AB, Class B ADR+ (Services)..............          3,000             228
                                                                                                          ---------
                                                                                                            11,817
                                                                                                          ---------

                       SWITZERLAND -- 5.8%
                       Nestle SA+ (Consumer Goods).................................          1,250           2,360
                       Novartis AG (Consumer Goods)................................          1,954           3,429
                       Swisscom AG+ (Services).....................................         15,163           5,997
                                                                                                          ---------
                                                                                                            11,786
                                                                                                          ---------

                       UNITED KINGDOM -- 13.2%
                       Dixons Group PLC (Services).................................        600,000          11,330
                       EMI Group PLC (Consumer Goods)..............................        930,000           6,858
                       Orange PLC+ (Services)......................................        325,000           4,704
                       Reckitt & Colman PLC (Consumer Goods).......................        100,000           1,335
                       Scottish Power PLC (Energy).................................        132,240           1,220
                       Zeneca Group PLC (Consumer Goods)...........................         37,900           1,578
                                                                                                          ---------
                                                                                                            27,025
                                                                                                          ---------
                       OTHER COMMON STOCK -- 0.8%..................................                          1,539
                                                                                                          ---------
                       TOTAL INVESTMENT SECURITIES (cost $125,851).................                        175,238
                                                                                                          ---------

                                                           ---------------------

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                      SHORT-TERM SECURITIES -- 14.4%                  (IN THOUSANDS)    (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 6.6%
                       Alberta Province 4.80% due 3/15/99..........................    $     3,100        $  3,094
                       Daimler Benz North America 4.83% due 3/23/99................          3,925           3,914
                       General Electric Capital Corp. 4.87% due 3/01/99............          2,480           2,480
                       Lloyds Bank PLC 4.83% due 4/01/99...........................          4,000           3,983
                                                                                                          ---------
                                                                                                            13,471
                                                                                                          ---------

                       FEDERAL AGENCY OBLIGATIONS -- 7.8%
                       Federal Home Loan Mortgage Discount Notes 4.75% due
                         3/08/99...................................................          6,000           5,994
                       Federal National Mortgage Association Discount Notes 4.74%
                         due 4/06/99...............................................          6,000           5,972
                       Federal National Mortgage Association Discount Notes 4.76%
                         due 4/08/99...............................................          4,000           3,980
                                                                                                          ---------
                                                                                                            15,946
                                                                                                          ---------
                       TOTAL SHORT-TERM SECURITIES (cost $29,417)..................                         29,417
                                                                                                          ---------
                       TOTAL INVESTMENTS --
                         (cost $155,268)                                 100.1%                           $204,655
                       Liabilities in excess of other assets --           (0.1)                               (134)
                                                                         ------                           ---------
                       NET ASSETS --                                     100.0%                           $204,521
                                                                         ======                           =========

              -----------------------------

              +  Non-income producing security

              ADR - American Depository Receipt

              GDR - Global Depository Receipt

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- FEBRUARY 28, 1999

                                                                                                          VALUE
                                          COMMON STOCK -- 83.7%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 19.7%
                       Aerospace & Military Technology -- 2.5%
                       Boeing Co. .................................................       80,000        $  2,845
                       Raytheon Co., Class A.......................................       61,556           3,255
                       Raytheon Co., Class B.......................................       25,000           1,336
                       Sundstrand Corp. ...........................................      130,000           8,799
                       United Technologies Corp. ..................................       52,000           6,442

                       Data Processing & Reproduction -- 7.3%
                       3Com Corp.+.................................................      150,000           4,716
                       Adobe Systems, Inc. ........................................       40,000           1,610
                       Cisco Systems, Inc.+........................................       50,000           4,891
                       Computer Associates International, Inc. ....................      150,000           6,300
                       Hewlett-Packard Co. ........................................       90,000           5,979
                       Oracle Corp.+...............................................      200,000          11,175
                       Silicon Graphics, Inc.+.....................................      294,400           4,692
                       Storage Technology Corp.+...................................      425,000          14,795
                       Xerox Corp. ................................................      228,600          12,616

                       Electrical & Electronics -- 1.6%
                       Nokia Corp., Class A ADR....................................       20,000           2,712
                       Northern Telecom Ltd. ......................................       82,800           4,808
                       York International Corp. ...................................      184,400           6,684

                       Electronic Components -- 1.8%
                       Corning, Inc. ..............................................       85,000           4,547
                       Intel Corp. ................................................       20,000           2,399
                       SCI Systems, Inc. ..........................................      100,000           3,094
                       Texas Instruments, Inc. ....................................       70,000           6,243

                       Electronic Instruments -- 1.1%
                       Applied Materials, Inc.+....................................      100,000           5,562
                       Perkin-Elmer Corp. .........................................       50,000           4,738

                       Energy Equipment -- 1.1%
                       Baker Hughes, Inc. .........................................      184,330           3,318
                       Schlumberger Ltd. ..........................................      145,000           7,041

                       Industrial Components -- 1.1%
                       Dana Corp. .................................................       50,000           1,888
                       Eaton Corp. ................................................       70,000           4,856
                       Federal-Mogul Corp. ........................................       75,000           3,689

                       Machinery & Engineering -- 3.2%
                       Caterpillar, Inc. ..........................................       70,000           3,189
                       Deere & Co. ................................................      290,000           9,479
                       Ingersoll-Rand Co. .........................................      120,000           5,700
                       Millipore Corp. ............................................      150,000           4,181
                       New Holland N.V. ...........................................      200,000           1,988
                       Pall Corp. .................................................      100,000           2,119
                       Parker-Hannifin Corp. ......................................       60,000           2,228
                                                                                                        ---------
                                                                                                         179,914
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 12.8%
                       Automotive -- 0.4%
                       Nissan Motor Co. Ltd. ......................................    1,000,000        $  3,904

                       Beverages & Tobacco -- 2.7%
                       PepsiCo, Inc. ..............................................      150,000           5,644
                       Philip Morris Cos., Inc. ...................................      225,000           8,803
                       Seagram Co. Ltd. ...........................................      150,000           6,956
                       UST, Inc. ..................................................      100,000           2,956

                       Food & Household Products -- 1.2%
                       Bestfoods...................................................       50,000           2,347
                       General Mills, Inc. ........................................       75,000           6,051
                       Sara Lee Corp. .............................................      100,000           2,719

                       Health & Personal Care -- 7.7%
                       Astra AB ADR................................................      200,000           3,963
                       Avon Products, Inc. ........................................      149,800           6,235
                       Bristol-Myers Squibb Co. ...................................       25,000           3,148
                       Glaxo Wellcome PLC ADR......................................      120,000           7,687
                       Guidant Corp. ..............................................       80,000           4,560
                       Johnson & Johnson Co. ......................................       60,000           5,123
                       Kimberly-Clark Corp. .......................................      130,000           6,142
                       McKesson HBOC, Inc. ........................................       50,000           3,400
                       Merck & Co., Inc. ..........................................      100,000           8,175
                       Pfizer, Inc. ...............................................       50,000           6,597
                       Schering-Plough Corp. ......................................      150,000           8,391
                       United HealthCare Corp. ....................................       60,000           2,959
                       Warner-Lambert Co. .........................................       60,000           4,144

                       Textiles & Apparel -- 0.8%
                       Nike, Inc., Class B.........................................       50,000           2,681
                       V.F. Corp. .................................................       90,000           4,331
                                                                                                        ---------
                                                                                                         116,916
                                                                                                        ---------
                       ENERGY -- 7.4%
                       Energy Sources -- 4.9%
                       Ashland, Inc. ..............................................       48,800           2,172
                       Atlantic Richfield Co. .....................................      105,000           5,736
                       BP Amoco PLC ADR............................................       66,166           5,624
                       Conoco, Inc., Class A+......................................      132,000           2,681
                       Kerr-McGee Corp. ...........................................       50,000           1,428
                       Murphy Oil Corp. ...........................................       50,000           1,709
                       Noble Affiliates, Inc. .....................................      100,000           2,263
                       Norsk Hydro ASA ADR.........................................       50,000           1,697
                       Oryx Energy Co.+............................................      200,000           2,075
                       Pennzenergy Co. ............................................        9,400              88
                       Phillips Petroleum Co. .....................................       60,000           2,321
                       Pioneer Natural Resources Co. ..............................       18,600              96
                       Texaco, Inc. ...............................................       80,000           3,725
                       Ultramar Diamond Shamrock Corp.+............................      356,200           7,035
                       Valero Energy Corp. ........................................      360,000           6,323

                       Utilities: Electric, Gas & Water -- 2.5%
                       Ameren Corp. ...............................................      100,000           3,731
                       DPL, Inc. ..................................................      270,000           4,809
                       Duke Energy Corp. ..........................................       50,000           2,844
                       GPU, Inc. ..................................................      100,000           3,988
                       TECO Energy, Inc. ..........................................      150,000           3,244
                       Williams Cos., Inc. ........................................      104,400           3,863
                                                                                                        ---------
                                                                                                          67,452
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 10.5%
                       Banking -- 7.2%
                       Bank of New York Co., Inc. .................................      200,000        $  6,987
                       Bank One Corp. .............................................       33,000           1,774
                       Bank Tokyo Mitsubishi Ltd. ADR..............................      100,000           1,188
                       BankAmerica Corp. ..........................................      100,000           6,531
                       Chase Manhattan Corp. ......................................       70,000           5,574
                       First Union Corp. ..........................................      200,272          10,677
                       Huntington Bancshares, Inc. ................................       91,960           2,920
                       Key Corp. ..................................................      170,000           5,482
                       Marshall & Ilsley Corp. ....................................       83,500           4,676
                       Morgan (J.P.) & Co., Inc. ..................................       30,000           3,343
                       Sakura Bank Ltd. ADR........................................       35,000             761
                       SunTrust Banks, Inc. .......................................       50,000           3,397
                       Wells Fargo Co. ............................................      347,000          12,752

                       Financial Services -- 1.8%
                       Associates First Capital Corp., Class A.....................       31,072           1,262
                       Household International, Inc. ..............................      271,332          11,023
                       Transamerica Corp. .........................................       60,000           4,354

                       Insurance -- 1.5%
                       Aetna, Inc. ................................................       50,000           3,703
                       Allstate Corp. .............................................      100,000           3,750
                       MGIC Investment Corp. ......................................       70,000           2,385
                       St. Paul Co., Inc. .........................................      125,000           4,047
                                                                                                        ---------
                                                                                                          96,586
                                                                                                        ---------
                       MATERIALS -- 9.6%
                       Chemicals -- 5.4%
                       Dow Chemical Co. ...........................................       30,000           2,951
                       du Pont (E.I.) de Nemours & Co. ............................       60,000           3,079
                       International Flavors & Fragrances, Inc. ...................      200,000           8,237
                       Mallinckrodt, Inc. .........................................      200,000           6,188
                       Millenium Chemicals, Inc. ..................................      115,400           2,084
                       Monsanto Co. ...............................................      350,000          15,947
                       PPG Industries, Inc. .......................................       50,000           2,603
                       Praxair, Inc. ..............................................      168,800           5,897
                       Witco Corp. ................................................      120,000           2,033

                       Forest Products & Paper -- 3.1%
                       Bowater, Inc. ..............................................      160,000           6,740
                       Fort James Corp. ...........................................      125,000           3,734
                       Georgia-Pacific Corp. ......................................       35,000           2,564
                       Georgia-Pacific Timber Group................................       30,000             611
                       International Paper Co. ....................................       65,000           2,730
                       Sonoco Products Co. ........................................      100,000           2,450
                       Union Camp Corp. ...........................................      105,000           7,022
                       Westvaco Corp. .............................................       60,000           1,342
                       Weyerhaeuser Co. ...........................................       25,000           1,394

                       Metals: Non-ferrous -- 0.6%
                       Alcoa, Inc. ................................................      140,000           5,670

                       Metals: Steel -- 0.2%
                       Allegheny Teldyne, Inc. ....................................      100,000           2,063

                       Metals & Minerals -- 0.3%
                       Crown, Cork & Seal Co., Inc. ...............................      100,000           2,775
                                                                                                        ---------
                                                                                                          88,114
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MULTI-INDUSTRY -- 1.2%
                       Multi-Industry -- 1.2%
                       Allied Signal, Inc. ........................................       80,000        $  3,310
                       FMC Corp.+..................................................       75,000           3,839
                       Textron, Inc. ..............................................       50,000           3,900
                                                                                                        ---------
                                                                                                          11,049
                                                                                                        ---------
                       REAL ESTATE -- 1.0%
                       Real Estate Investment Trusts -- 1.0%
                       Boston Properties, Inc. ....................................      150,000           4,847
                       Equity Residential Properties Trust.........................       60,000           2,460
                       Meditrust Corp. ............................................      125,000           1,531
                                                                                                        ---------
                                                                                                           8,838
                                                                                                        ---------
                       SERVICES -- 20.0%
                       Broadcasting & Publishing -- 6.7%
                       Fox Entertainment Group, Inc., Class A+.....................      150,000           3,900
                       Gannett Co., Inc. ..........................................       80,000           5,080
                       Harte-Hanks, Inc. ..........................................      400,000          10,350
                       Houston Industries, Inc. ...................................       70,000           7,665
                       Media General, Inc., Class A................................       75,800           3,790
                       News Corp., Ltd. ADR........................................      140,000           3,973
                       Tele-Communications, Inc., Liberty Media Group, Series A+...      150,000           8,081
                       Time Warner, Inc. ..........................................      100,000           6,450
                       Viacom, Inc., Class B+......................................      140,000          12,372

                       Business & Public Services -- 5.5%
                       Alexander & Baldwin, Inc. ..................................      180,000           3,555
                       Allied Waste Industries, Inc.+..............................      250,000           4,875
                       Browning-Ferris Industries, Inc. ...........................      290,800           9,160
                       Cendant Corp.+..............................................      250,000           4,141
                       Electronic Data Systems Corp. ..............................      165,000           7,673
                       Hertz Corp., Class A........................................      100,000           3,981
                       Ikon Office Solutions, Inc. ................................      660,000           9,322
                       Pitney Bowes, Inc. .........................................       60,000           3,791
                       Waste Management, Inc. .....................................       79,750           3,898

                       Merchandising -- 3.7%
                       American Stores Co. ........................................       60,000           2,025
                       Circuit City Stores, Inc. ..................................      225,000          12,206
                       Dollar General Corp. .......................................      150,000           4,491
                       Federated Department Stores, Inc.+..........................      120,000           4,568
                       Lowe's Cos., Inc. ..........................................      100,000           5,931
                       Penney (J.C.), Inc. ........................................      115,000           4,154

                       Telecommunications -- 3.5%
                       AirTouch Communications, Inc.+..............................       81,013           7,377
                       Ameritech Corp. ............................................       65,000           4,250
                       AT&T Corp. .................................................      102,100           8,385
                       GTE Corp. ..................................................      116,600           7,565
                       SBC Communications, Inc. ...................................       40,000           2,115
                       U.S. West, Inc. ............................................       46,800           2,495

                       Transportation: Rail & Road -- 0.6%
                       Norfolk Southern Corp. .....................................      195,000           5,472
                                                                                                        ---------
                                                                                                         183,091
                                                                                                        ---------
                       OTHER COMMON STOCK -- 1.5%..................................                       13,553
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $567,351)..........................                      765,513
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                                           PREFERRED STOCK 0.2%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.2%
                       Broadcasting & Publishing -- 0.2%
                       News Corp. Ltd. ADR (cost $1,044)...........................       80,000        $  2,100
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                                        CONVERTIBLE BONDS -- 1.1%                    (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 1.1%
                       Health & Personal Care -- 1.1%
                       Sepracor, Inc. 6.25% 2005*# (cost $3,685)...................    $   3,650           9,892
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $572,080).................                      777,505
                                                                                                        ---------

                                      SHORT-TERM SECURITIES -- 15.1%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 9.4%
                       Ameritech Corp. 4.78% due 3/02/99...........................        5,600           5,599
                       Ciesco L.P. 4.80% due 3/10/99...............................       10,000           9,988
                       Eastman Kodak Co. 4.78% due 3/17/99.........................        8,900           8,881
                       General Electric Capital Corp. 4.87% due 3/01/99............       13,800          13,800
                       Johnson & Johnson 4.75% due 4/14/99.........................        5,000           4,971
                       Kellogg Co. 4.75% due 3/22/99...............................        5,000           4,986
                       Lucent Technologies, Inc. 4.77% due 4/07/99.................       11,800          11,742
                       Motorola, Inc. 5.03% due 3/23/99............................        7,205           7,183
                       Procter & Gamble Co. 4.80% due 6/03/99......................        9,000           8,887
                       St. Paul Cos., Inc. 4.81% due 3/24/99.......................       10,000           9,970
                                                                                                        ---------
                                                                                                          86,007
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 5.7%
                       Federal Home Loan Bank Discount Notes 4.72% due 5/07/99.....       14,600          14,471
                       Federal Home Loan Mortgage Discount Notes 4.75% due
                         5/13/99...................................................       11,400          11,290
                       Federal National Mortgage Association Discount Notes 4.75%
                         due 5/18/99...............................................       26,400          26,128
                                                                                                        ---------
                                                                                                          51,889
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $137,897).................                      137,896
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $709,977)                                  100.1%                        $915,401
                       Liabilities in excess of other assets --           (0.1)                           (1,291)
                                                                          ------                        ---------
                       NET ASSETS --                                      100.0%                        $914,110
                                                                          ======                        =========

              -----------------------------

              +  Non-income producing security

              *  Fair valued security; See Note 2

              # Resale restricted to qualified institutional buyers

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES          INVESTMENT PORTFOLIO  --  FEBRUARY 28, 1999

                                                                                                          VALUE
                                          COMMON STOCK -- 60.5%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 18.7%
                       Aerospace & Military Technology -- 5.1%
                       Boeing Co. .................................................      40,000         $  1,422
                       Raytheon Co., Class B.......................................      35,000            1,870
                       Sundstrand Corp. ...........................................      30,000            2,031
                       United Technologies Corp. ..................................      10,000            1,239

                       Data Processing & Reproduction -- 4.4%
                       Hewlett-Packard Co. ........................................      30,000            1,993
                       International Business Machines Corp. ......................      15,000            2,550
                       Storage Technology Corp.+...................................      35,000            1,219

                       Electrical & Electronics -- 3.6%
                       Nokia Corp., Class A ADR....................................      20,000            2,712
                       York International Corp. ...................................      55,000            1,994

                       Electronic Components -- 1.8%
                       Corning, Inc. ..............................................      45,000            2,407

                       Energy Equipment -- 0.9%
                       Schlumberger Ltd. ..........................................      25,000            1,214

                       Industrial Components -- 2.0%
                       Dana Corp. .................................................      35,000            1,321
                       Genuine Parts Co. ..........................................      40,000            1,198

                       Machinery & Engineering -- 0.9%
                       Deere & Co. ................................................      35,000            1,144
                                                                                                        ---------
                                                                                                          24,314
                                                                                                        ---------
                       CONSUMER GOODS -- 8.8%
                       Automotive -- 0.9%
                       General Motors Corp. .......................................      15,000            1,238

                       Beverages & Tobacco -- 2.1%
                       PepsiCo, Inc. ..............................................      40,000            1,505
                       UST, Inc. ..................................................      40,000            1,183

                       Food & Household Products -- 1.9%
                       General Mills, Inc. ........................................      30,000            2,421

                       Health & Personal Care -- 3.9%
                       Pfizer, Inc. ...............................................      15,000            1,979
                       SmithKline Beecham PLC ADR..................................      20,000            1,422
                       Warner-Lambert Co. .........................................      25,000            1,727
                                                                                                        ---------
                                                                                                          11,475
                                                                                                        ---------
                       ENERGY -- 4.7%
                       Energy Sources -- 3.9%
                       Kerr-McGee Corp. ...........................................      30,000              857
                       Murphy Oil Corp. ...........................................      40,000            1,367
                       Oryx Energy Co.+............................................      50,000              519
                       Phillips Petroleum Co. .....................................      35,000            1,354
                       Ultramar Diamond Shamrock Corp.+............................      50,000              988

---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Utilities: Electric, Gas & Water -- 0.8%
                       Central & South West Corp. .................................      40,000         $    992
                                                                                                        ---------
                                                                                                           6,077
                                                                                                        ---------
                       FINANCE -- 11.5%
                       Banking -- 5.1%
                       BankAmerica Corp. ..........................................      33,948            2,217
                       First Union Corp. ..........................................      32,400            1,727
                       KeyCorp.....................................................      35,000            1,129
                       Washington Mutual, Inc. ....................................      40,000            1,600

                       Financial Services -- 3.6%
                       Citigroup, Inc. ............................................      37,500            2,203
                       Household International, Inc. ..............................      60,666            2,465

                       Insurance -- 2.8%
                       American General Corp. .....................................      25,000            1,831
                       St. Paul Cos., Inc. ........................................      53,598            1,735
                                                                                                        ---------
                                                                                                          14,907
                                                                                                        ---------

                       MATERIALS -- 6.4%
                       Chemicals -- 2.9%
                       Air Products & Chemicals, Inc. .............................      50,000            1,606
                       PPG Industries, Inc. .......................................      15,000              781
                       Praxair, Inc. ..............................................      40,000            1,398

                       Forest Products & Paper -- 3.5%
                       Georgia-Pacific Corp. ......................................      15,000            1,099
                       Sonoco Products Co. ........................................      50,000            1,225
                       Weyerhaeuser Co. ...........................................      40,000            2,230
                                                                                                        ---------
                                                                                                           8,339
                                                                                                        ---------
                       MULTI-INDUSTRY -- 1.8%
                       Multi-Industry -- 1.8%
                       Textron, Inc. ..............................................      30,000            2,340
                                                                                                        ---------

                       SERVICES -- 4.8%

                       Business & Public Services -- 2.6%
                       Avery Dennison Corp. .......................................      20,000            1,074
                       Rentokil Initial PLC ADR....................................      30,000            2,245

                       Merchandising -- 2.2%
                       Penney (J.C.), Inc. ........................................      25,000              903
                       Walgreen Co. ...............................................      60,000            1,920

                       Telecommunications -- 0.0%
                       Nextel Communications, Inc., Class A+.......................       1,549               47
                                                                                                        ---------
                                                                                                           6,189
                                                                                                        ---------
                       OTHER COMMON STOCK -- 3.8%..................................                        4,918
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $60,116)...........................                       78,559
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                         PREFERRED STOCK -- 0.6%                         SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------

                       FINANCE -- 0.2%
                       Banking -- 0.2%
                       NB Capital Corp., Series A 8.35%............................      10,000         $    265
                                                                                                        ---------

                       SERVICES -- 0.4%
                       Broadcasting & Publishing -- 0.4%
                       Adelphia Communications Corp., Series B 13.00%..............       5,000              576
                                                                                                        ---------
                       TOTAL PREFERRED STOCK (cost $756)...........................                          841
                                                                                                        ---------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
                                          BONDS & NOTES -- 27.8%                     (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONVERTIBLE BONDS -- 0.1%
                       Finance -- 0.1%
                       Bell Atlantic Services, Inc. 4.25% 2005#....................     $   150              164
                                                                                                        ---------

                       CORPORATE BONDS -- 16.9%
                       Broadcasting & Publishing -- 0.9%
                       Time Warner, Inc. 9.13% 2013................................       1,000            1,219

                       Finance -- 7.1%
                       Advanta Corp., Series D 6.57% 2000..........................       1,325            1,299
                       Asset Backed Securities Investment Trust, Series 1997-D,
                         Class A 6.79% 2003++*#....................................         110              110
                       Bank One Corp. 5.63% 2004...................................         500              490
                       Barnett Capital I 8.06% 2026................................         500              532
                       Capital One Bank 6.97% 2002.................................       2,250            2,244
                       Capital One Financial Corp. 7.13% 2008......................         500              463
                       Cei Citicorp Holdings SA 11.25% 2007*#......................         400              264
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              505
                       First Plus Home Loan Trust, Series 1997-1, Class A6 6.95%
                         2015++*...................................................         500              502
                       Fuji Bank Investment LLC Preferred 9.87% 2008#(1)...........         250              195
                       GS Escrow Corp 7.13% 2005#..................................         500              484
                       IBJ Preferred Capital Co. LLC 8.79% 2008#(1)................         500              383
                       Irvine Property 7.46% 2006*.................................         500              458
                       Ocwen Financial Corp. 11.88% 2003...........................         250              225
                       PDVSA Finance Ltd. 7.40% 2016*#(1)..........................         250              201
                       Socgen Real Estate Co. LLC, Series A 7.64% 2049#(1).........         500              457
                       Tokai Preferred Capital LLC 9.98% 2049#(1)..................         500              419

                       Industrial -- 5.6%
                       Allegiance Corp. 7.00% 2026.................................         500              509
                       Container Corp. of America 9.75% 2003.......................         500              518
                       Dayton Hudson Corp. 8.50% 2022..............................         500              546
                       Esat Holdings Ltd. zero coupon 2007@........................         500              355
                       Ford Motor Credit Co. 5.80% 2009............................         500              481
                       Freeport McMoRan Copper & Gold 7.20% 2026...................         500              307
                       Globo Comunicacoes Participacoes Ltd., Class B 10.50%
                         2006#.....................................................         220              119
                       Gruma SA de CV 7.63% 2007#..................................         250              218
                       Hyundai Semiconductor 8.63% 2007#...........................         425              320
                       Inco Ltd. 9.60% 2022........................................         400              370
                       Nextel Communications, Inc. zero coupon 2008@...............       1,500              960
                       Nextel International, Inc. zero coupon 2008@................         300              137
                       Omnipoint Corp. 11.63% 2006.................................         250              202
                       Owens Illinois, Inc. 8.10% 2007.............................         250              261
                       Pan Pacific Industrial Investment PLC zero coupon 2007#@....       1,000              419
                       Royal Caribbean Cruises Ltd. 7.00% 2007.....................         500              497

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE BONDS (continued)
                       Industrial (continued)
                       United Defense Industries, Inc. 8.75% 2007..................     $   300         $    301
                       Wharf International Finance Ltd. 7.63% 2007.................         500              405
                       Ziff Davis, Inc. 8.50% 2008.................................         250              250

                       Recreation & Other Consumer Products -- 0.1%
                       V2 Music Holdings PLC zero coupon 2008*#@...................         175              151
                                                                                                    (GBP)

                       Telecommunications -- 0.6%
                       Clearnet Communications, Inc. zero coupon 2008@.............       1,000              438
                                                                                                    (CAD)
                       Consorcio Ecuatoriano de Telecommunicaciones 14.00%
                         2002*#....................................................         250              110
                       Iridium Capital Corp., Series A 13.00% 2005#................         250              195

                       Transportation -- 2.6%
                       Airplanes Pass Through Trust, Class C 8.15% 2019++*.........         489              498
                       Continental Airlines Pass Through Trust 6.94% 2013++........         931              944
                       Delta Airlines, Inc. 10.50% 2016............................         500              608
                       Jet Equipment Trust, Class B 7.83% 2012#....................         454              470
                       United Airlines Pass Through Trust, Series 1996, Class A
                         7.87% 2019++..............................................         500              483
                       USAir, Inc., Class A 6.76% 2008.............................         464              441
                                                                                                        ---------
                                                                                                          22,127
                                                                                                        ---------

                       UNITED STATES GOVERNMENT & AGENCIES -- 1.9%++
                       Federal National Mortgage Association 7.52% 2004............       2,000            2,006
                       Government National Mortgage Association 8.50% 2027.........         379              402
                                                                                                        ---------
                                                                                                           2,408
                                                                                                        ---------

                       U.S. TREASURY -- 8.9%
                       7.25% Bonds 2004............................................       2,000            2,171
                       7.25% Bonds 2016............................................       1,000            1,152
                       7.50% Bonds 2016............................................       2,000            2,362
                       8.75% Bonds 2008............................................       2,500            2,828
                       3.63% Notes 2002............................................       2,000            1,989
                       6.50% Notes 2002............................................       1,000            1,036
                                                                                                        ---------
                                                                                                          11,538
                                                                                                        ---------
                       TOTAL BONDS & NOTES (cost $39,446)..........................                       36,073
                                                                                                        ---------


                                            WARRANTS -- 0.1%+                            SHARES
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 4/15/08*#.............................         175                0

                       SERVICES -- 0.1%
                       Telecommunications -- 0.1%
                       Esat Holdings Ltd. 2/01/07*#................................         500               47
                       Iridium World Communications, Inc. 7/15/05*#................         250               19
                                                                                                        ---------
                       TOTAL WARRANTS (cost $15)...................................                           66
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $100,333).................                      115,539
                                                                                                        ---------

                                                           ---------------------

                       ---------------------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                      SHORT-TERM SECURITIES -- 10.7%                 (IN THOUSANDS)   (IN THOUSANDS)
                       CORPORATE SHORT-TERM NOTES -- 8.0%
                       Bellsouth Capital Funding Corp. 4.79% due 5/07/99...........     $ 2,200         $  2,181
                       General Electric Capital Corp. 4.87% due 3/01/99............       1,100            1,100
                       General Mills, Inc. 4.78% due 3/19/99.......................       2,000            1,995
                       Lucent Technologies, Inc. 4.77% due 4/07/99.................       3,000            2,985
                       Oryx Energy Co. 9.50% due 11/01/99..........................       1,500            1,530
                       Oryx Energy Co. 10.00% due 06/15/99.........................         500              506
                                                                                                        ---------
                                                                                                          10,297
                                                                                                        ---------

                       FEDERAL AGENCY OBLIGATIONS -- 2.7%
                       Federal Home Loan Mortgage Discount Notes 5.10% due
                         3/19/99...................................................       3,000            2,992
                       Federal National Mortgage Association Discount Notes 4.74%
                         due 5/11/99...............................................         600              595
                                                                                                        ---------
                                                                                                           3,587
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $11,906)..................                       13,884
                                                                                                        ---------
                       TOTAL INVESTMENTS -- (cost $112,239)             99.7%                           $129,423
                       Other assets less liabilities --                  0.3                                 377
                                                                       ------                           ---------
                       NET ASSETS --                                   100.0%                           $129,800
                                                                       ======                           =========


              -----------------------------

              +   Non-income producing security

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Variable rate security; rate as of February 28, 1999

              ADR - American Depository Receipt

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                                                                  GROSS UNREALIZED
                         CONTRACT           IN         DELIVERY     APPRECIATION
                        TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
                       -----------------------------------------------------------
                       GBP  120,000    USD  192,199    08/10/99        $ --

                                                                  GROSS UNREALIZED
                                                                    DEPRECIATION
                                                                   (IN THOUSANDS)
                       -----------------------------------------------------------
                       USD    9,923    GBP    6,195    08/10/99          --
                       USD..  43,245   GBP   27,000    08/10/99          --
                                                                       -----
                       Net Unrealized Appreciation
                         (Depreciation).............                   $ --
                                                                       =====

              -----------------------------

              CAD - Canadian Dollar
              GBP - Great British Pound
              USD - United States Dollar

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES             INVESTMENT PORTFOLIO -- FEBRUARY 28, 1999

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                          BONDS & NOTES -- 90.7%                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 6.3%
                       Construction & Housing -- 0.6%
                       CSC Holdings, Inc. 9.88% 2013...............................     $   500          $   553

                       Electronic Components -- 2.9%
                       Dobson Communications Corp. 11.75% 2007.....................         500              535
                       Flextronics International Ltd. 8.75% 2007*..................         750              780
                       Zilog, Inc., Series B 9.50% 2005*...........................       1,500            1,335

                       Electronic Instruments -- 0.4%
                       Global Telesystems Group 9.88% 2005.........................         400              384

                       Industrial Components -- 2.4%
                       Breed Technologies, Inc. 9.25% 2008#........................       3,125            1,562
                       Impress Metal Packaging Holdings 9.88% 2007................. (DEM) 1,000              627
                                                                                                         --------
                                                                                                           5,776
                                                                                                         --------
                       CONSUMER GOODS -- 10.4%
                       Appliances & Household Durables -- 0.6%
                       Lifestyle Furnishings International Ltd. 10.88% 2006........         500              540

                       Beverages & Tobacco -- 2.2%
                       Canandaigua Wine, Inc. 8.75% 2003*..........................         500              505
                       Delta Beverage Group, Inc. 9.75% 2003*......................       1,000            1,063
                       Standard Commercial Corp. 8.88% 2005*.......................         500              405

                       Food & Household Products -- 4.0%
                       Anchor Glass Container Corp. 9.88% 2008*....................         750              692
                       Anchor Glass Container Corp. 11.25% 2005....................         500              517
                       Home Products International, Inc. 9.63% 2008................       1,750            1,715
                       Tekni-Plex, Inc., Series B 9.25% 2008*......................         750              767

                       Health & Personal Care -- 1.9%
                       AKI Holding Corp. zero coupon 2009*@........................       1,250              537
                       AKI, Inc. 10.50% 2008*......................................       1,250            1,219

                       Recreation & Other Consumer Products -- 1.2%
                       V2 Music Holdings PLC zero coupon 2008*#@(2)................       2,000            1,080

                       Textiles & Apparel -- 0.5%
                       Tultex Corp. 10.63% 2005....................................       1,250              450
                                                                                                         --------
                                                                                                           9,490
                                                                                                         --------
                       CONSUMER SERVICES -- 1.5%
                       Retail -- 1.5%
                       Kmart Corp. 9.78% 2020......................................         250              262
                       Randalls Food Markets, Inc. 9.38% 2007......................       1,000            1,080
                                                                                                         --------
                                                                                                           1,342
                                                                                                         --------
                       ENERGY -- 1.5%
                       Energy Sources -- 1.5%
                       Benton Oil & Gas Co. 9.38% 2007.............................         150               67
                       Benton Oil & Gas Co. 11.63% 2003............................         500              270
                       Cross Timbers Oil Co., Class B 8.75% 2009...................         500              443
                       Kelley Oil & Gas Corp., Series B 10.38% 2006................         750              480

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources (continued)
                       Kelley Oil Gas Corp., Series C 10.38% 2006*.................     $   250          $   155
                                                                                                         --------
                                                                                                           1,415
                                                                                                         --------
                       FINANCE -- 4.6%
                       Banking -- 0.8%
                       Fuji JGB Investment LLC 9.87% 2049#(1)......................       1,000              781
                       Financial Services -- 3.8%
                       DR Structured Finance Corp. 9.35% 2019*.....................         500              530
                       PTC International Finance BV zero coupon 2007@..............       1,000              722
                       Spectrasite Holdings, Inc. zero coupon 2008#@...............         750              458
                       United States Xchange LLC 15.00% 2008*......................       1,250            1,325
                       William Hill Finance PLC 10.63% 2008#.......................   (GBP) 157              266
                       Wilshire Financial Services Group, Inc., Series B 13.00%
                         2004+*(3).................................................         500              165
                                                                                                         --------
                                                                                                           4,247
                                                                                                         --------
                       MATERIALS -- 6.4%
                       Chemicals -- 1.1%
                       Key Plastics, Inc. 10.25% 2007..............................       1,000              980

                       Forest Products & Paper -- 2.9%
                       Container Corp. of America 9.75% 2003.......................       1,000            1,035
                       Container Corp. of America, Class A 11.25% 2004.............         500              530
                       Paperboard Industries International, Inc. 8.38% 2007........       1,100            1,049

                       Metals & Minerals -- 2.4%
                       Doe Run Resources Corp., Series B 11.25% 2005*..............       1,500            1,260
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003................       1,000              967
                                                                                                         --------
                                                                                                           5,821
                                                                                                         --------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.6%

                       Foreign Government -- 1.6%
                       Republic of Venezuela 5.94% 2007(1).........................         429              266
                       Republic of Argentina 11.38% 2017...........................         500              453
                       United Mexican States 11.38% 2016...........................         700              715
                                                                                                         --------
                                                                                                           1,434
                                                                                                         --------
                       SERVICES -- 55.8%
                       Broadcasting & Publishing -- 13.7%
                       Chancellor Media Corp. 8.75% 2007...........................       1,000            1,050
                       Chancellor Media Corp. 9.38% 2004...........................       1,000            1,060
                       Comcast UK Cable Partners Ltd. zero coupon 2007@............       2,365            2,063
                       Falcon Holding Group LP 8.38% 2010..........................         750              761
                       Fox/Liberty Networks LLC zero coupon 2007@..................         575              423
                       Fox/Liberty Networks LLC 8.88% 2007.........................         750              774
                       Gray Communications Systems, Inc. 10.63% 2006...............       1,500            1,605
                       Lenfest Communications, Inc. 8.25% 2008.....................       1,000            1,034
                       NTL, Inc. zero coupon 2005@.................................         750              709
                       RBS Participacoes SA 11.00% 2007*#..........................         500              180
                       Sun Media Corp. 9.50% 2007..................................         975            1,082
                       Telemundo Holdings, Inc. zero coupon 2008#@.................       1,000              575
                       Transwestern Publishing Co. 9.63% 2007......................         750              788
                       TVN Entertainment Corp. 14.00% 2008*(2).....................         500              425

                       Business & Public Services -- 10.7%
                       Boyds Collection Ltd. 9.00% 2008#...........................         500              535
                       Graham Packaging Co., Series B 8.75% 2008...................       1,500            1,500
                       Integrated Health Services, Inc., Series A 9.25% 2008.......       1,750            1,295
                       Integrated Health Services, Inc., Series A 9.50% 2007.......       1,825            1,369
                       Mariner Health Group, Inc. 9.50% 2006.......................         610              601

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Business & Public Services (continued)
                       Paracelsus Healthcare Corp. 10.00% 2006.....................     $ 2,750          $ 2,337
                       Printpack, Inc., Series B 10.63% 2006.......................         500              480
                       Protection One Alarm Monitoring Corp. 13.63% 2005...........         650              741
                       Unison Healthcare Corp. 13.75% 2006+*#(3)...................         650              130

                       Business Services -- 0.9%
                       Iron Mountain, Inc. 8.75% 2009..............................         500              520
                       Safety Kleen Services, Inc. 9.25% 2008*.....................         250              260

                       Cellular & Paging -- 7.9%
                       American Cellular Corp. 10.50% 2008#........................       1,750            1,811
                       Cellular Communications of Puerto Rico, Inc. 10.00% 2007*...         500              510
                       Nextel Communications, Inc. zero coupon 2007@...............         750              512
                       Nextel Communications, Inc. zero coupon 2007@...............       2,250            1,468
                       Nextel Communications, Inc. zero coupon 2008@...............         750              480
                       Nextel Communications, Inc. 9.75% 2004......................       1,000            1,010
                       Omnipoint Corp. 11.63% 2006.................................         750              608
                       Pagemart Nationwide, Inc. zero coupon 2005@(2)..............         250              216
                       Pagemart Wireless, Inc. zero coupon 2008*@..................       1,500              600

                       Leisure & Tourism -- 5.8%
                       AMF Bowling Worldwide 10.88% 2006...........................       2,000            1,605
                       AMF Bowling Worldwide, Series B zero coupon 2006@...........         405              237
                       Boyd Gaming Corp. 9.25% 2003................................         500              529
                       Boyd Gaming Corp. 9.50% 2007................................         250              256
                       Carmike Cinemas, Inc. 9.38% 2009#...........................         500              506
                       Hard Rock Hotel, Inc. 9.25% 2005............................         100              100
                       Regal Cinemas, Inc. 9.50% 2008#.............................         750              745
                       Sun International Ltd. 9.00% 2007...........................         750              784

                       Telecommunications -- 17.0%
                       Avalon Cable Michigan, Inc. 9.38% 2008#.....................       2,000            2,110
                       Clearnet Communications, Inc. zero coupon 2008@............. (CAD) 6,175            2,702
                       Clearnet Communications, Inc. zero coupon 2007@............. (CAD) 1,000              468
                       COLT Telecom Group 7.63% 2008............................... (EUR) 1,750            1,008
                       COLT Telecom Group PLC 8.88% 2007........................... (EUR) 2,000            1,197
                       Comunicacion Celular SA zero coupon 2005@...................       1,000              654
                       Consorcio Ecuatoriano de Telecommunicaciones 14.00%
                         2002*@....................................................         500              220
                       Crown Castle International Corp. zero coupon 2007@..........       1,000              713
                       Esat Telecom Group PLC zero coupon 2007@....................       1,500            1,065
                       Esat Telecom Group PLC 11.88% 2008#.........................         250              268
                       Globalstar LP 11.38% 2004...................................         500              335
                       McCaw International Ltd. zero coupon 2007...................       1,000              520
                       Nextlink Communications, Inc. 9.00% 2008....................         250              237
                       NTL, Inc., Series B 10.00% 2007.............................         500              536
                       Time Warner Telecom, Inc. 9.75% 2008........................         500              535
                       Viatel, Inc. zero coupon 2008*@.............................       1,000              610
                       Viatel, Inc. 10.00% 2011*#.................................. (EUR)    27               21
                       Viatel, Inc. 11.15% 2008*(2)................................ (EUR)   500              292
                       Viatel, Inc. 11.25% 2008*(2)................................       2,000            2,060

                       Transportation -- 1.2%
                       USAir, Inc. 9.63% 2003......................................         500              520
                       USAir, Inc. 10.38% 2013.....................................         500              541
                                                                                                         --------
                                                                                                          50,886
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       UNITED STATES TREASURY -- 2.6%
                       8.13% Bonds 2019............................................     $ 1,870          $ 2,370
                                                                                                         --------
                       TOTAL BONDS & NOTES (cost $89,610)..........................                       82,781
                                                                                                         --------

                                           COMMON STOCK -- 0.1%                          SHARES
                       ---------------------------------------------------------------------------------------------
                       COMMON STOCK -- 0.1%

                       SERVICES -- 0.1%
                       Cellular & Paging -- 0.1%
                       Nextel Communications, Inc., Class A+ (cost $25)............       1,549               47
                                                                                                         --------

                                         PREFERRED STOCK -- 0.9%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.9%
                       Telecommunications -- 0.9%
                       Dobson Communications Corp. 12.25%*#........................         700              661
                       Viatel, Inc., Series A 10.00%*(4)...........................       1,830              183
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $752)...........................                          844
                                                                                                         --------

                                            WARRANTS -- 0.2%+
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 4/15/08*#.............................       2,000                0
                                                                                                         --------
                       SERVICES -- 0.2%

                       Cellular & Paging -- 0.2%
                       Comunicacion Celular SA 11/15/03*...........................       1,000               75
                       Esat Telecom Group PLC 2/01/07*#............................         500               47
                       Globalstar Telecommunications 2/15/04*#.....................         500               30
                       Heartland Wireless Communication, Inc. 4/15/00*#............       3,000                0
                       Loral Orion Network Systems, Inc. 1/15/07*..................       1,275               14
                       McCaw International Ltd. 4/15/07*...........................       1,000                3
                       Nextel Communications, Inc. 4/25/99*........................         500                1

                       Telecommunications -- 0.0%
                       Cellnet Data Systems, Inc. 9/15/07*#........................       1,000                6
                       NTL, Inc. 10/14/08*#........................................         712               39
                                                                                                         --------
                       TOTAL WARRANTS (cost $88)...................................                          215
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $90,475)..................                       83,887
                                                                                                         --------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                      SHORT-TERM SECURITIES -- 9.5%                  (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 9.5%
                       American Home Products Corp. 4.80% due 4/19/99..............     $ 3,100          $ 3,080
                       Campbell Soup Co. 4.78% due 3/15/99.........................       1,700            1,697
                       General Electric Capital Corp. 4.87% due 3/01/99............       3,900            3,900
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $8,677)...................                        8,677
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $99,152)                                      101.4%                      $92,564
                       Liabilities in excess of other assets --               (1.4)                       (1,316)
                                                                             ------                      --------
                       NET ASSETS --                                         100.0%                      $91,248
                                                                             ======                      ========

              -----------------------------

              +   Non-income producing security

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Variable rate security; rate as of February 28, 1999

              (2) Bond issued as a part of a unit which includes an equity component

              (3) Bond in default

              (4) PIK ("Payment-in-Kind") payment made with additional shares in lieu of cash

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                                                                   GROSS UNREALIZED
                          CONTRACT           IN         DELIVERY     APPRECIATION
                         TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
                       ------------------------------------------------------------
                       EUR    365,574   USD  403,218    04/28/99        $ 21
                       EUR    485,727   USD  536,313    05/17/99          14
                       EUR    527,909   USD  583,116    05/24/99           4
                       EUR    789,435   USD  872,040    05/25/99          --
                       EUR    162,447   USD  179,446    05/25/99          --
                       GBP    102,430   USD  164,108    03/22/99           7
                                                                        -----
                       Net Unrealized Appreciation..............        $ 46
                                                                        =====

              -----------------------------

                       CAD  - Canadian Dollar                  GBP  - Great British Pound
                       EUR  - Euro Dollar                      USD  - United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES        INVESTMENT PORTFOLIO -- FEBRUARY 28, 1999

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                          BONDS & NOTES -- 94.7%                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------

                       ASSET-BACKED SECURITIES -- 12.5%++
                       Green Tree Financial Corp., Series 1995-9, Class A5 6.80%
                         2027......................................................      $1,000          $ 1,011
                       Nomura Asset Securities, Series D, Class A 6.28% 2028*(1)...       2,817            2,812
                       Sears Credit Account Master Trust, Series 1998-2, Class A
                         5.25% 2008................................................         250              242
                       Structured Asset Securities Corp., Series 1998-RE1, Class 1
                         8.70% 2028*(1)............................................       1,707            1,813
                       Structured Asset Securities Corp., Series 1998-RF2, Class A
                         8.57% 2027*(1)............................................       3,348            3,540
                                                                                                         -------
                                                                                                           9,418
                                                                                                         -------
                       DEVELOPMENTAL AUTHORITIES -- 3.3%
                       Intermediate American Development Bank 8.88% 2009...........       2,000            2,463
                                                                                                         -------
                       FEDERAL AGENCY OBLIGATIONS -- 45.9%++
                       Federal Home Loan Bank 5.63% 2001...........................       1,000            1,004
                       Federal Home Loan Mortgage Corp. 6.00% 2029.................       2,020            1,959
                       Federal Home Loan Mortgage Corp. 6.50% 2009.................       2,000            1,976
                       Federal Home Loan Mortgage Corp. 8.00% 2012.................         439              448
                       Federal Home Loan Mortgage Corp. 9.00% 2021-2022............         530              564
                       Federal Home Loan Mortgage Corp. 9.50% 2016.................         423              449
                       Federal Home Loan Mortgage Corp. 11.88% 2013................           9               10
                       Federal Home Loan Mortgage Corp. 12.50% 2013................          85               94
                       Federal National Mortgage Association 5.50% 2014............       3,040            2,952
                       Federal National Mortgage Association 5.75% 2005............         500              502
                       Federal National Mortgage Association 6.00% 2013............         283              280
                       Federal National Mortgage Association 6.50% 2011-2028.......       4,030            4,029
                       Federal National Mortgage Association 6.85% 2026*...........       1,213            1,181
                       Federal National Mortgage Association 7.00% 2026-2027.......       1,197            1,203
                       Federal National Mortgage Association 7.50% 2009............         721              743
                       Government National Mortgage Association 6.00% 2014.........       1,010            1,005
                       Government National Mortgage Association 6.50% 2013-2028....       2,767            2,778
                       Government National Mortgage Association 7.00% 2023-2025....       3,451            3,502
                       Government National Mortgage Association 7.50% 2023.........         422              435
                       Government National Mortgage Association 7.50% TBA..........       2,000            2,065
                       Government National Mortgage Association 8.00% 2017-2023....       3,392            3,550
                       Government National Mortgage Association 8.50% 2016.........         181              193
                       Government National Mortgage Association 9.00% 2016-2017....         526              564
                       Government National Mortgage Association 9.50% 2009-2017....       2,694            2,878
                       Government National Mortgage Association 10.00% 2016........          25               27
                       Government National Mortgage Association 10.50% 2016........         106              117
                       Government National Mortgage Association 11.00% 2019........          22               25
                       Government National Mortgage Association 11.50% 2010........          10               11
                                                                                                         -------
                                                                                                          34,544
                                                                                                         -------
                       MORTGAGE-RELATED SECURITIES -- 20.6%++
                       Asset Backed Securities Investment Trust, Series 1997-D,
                         Class A 6.79% 2003*#......................................          82               82
                       Chase Commercial Mortgage Secs Corp., Series 1998-2, Class
                         A2 6.39% 2008.............................................         250              249
                       Commercial Mortgage Acceptance Corp., Series 1998-C1, Class
                         A1 6.23% 2007.............................................         484              484
                       Credit Suisse First Boston Mortgage, Series 1998-C1, Class
                         A2A 6.26% 2040*...........................................         718              720
                       DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A1B
                         7.29% 2021#...............................................       3,800            3,926
                       First Chicago Master Trust, Series 1995-M, Class A 5.18%
                         2003#(1)..................................................       1,500            1,503
                       GMAC Commercial Mortgage Security, Inc., Series 1997-C1,
                         Class A3 6.87%
                         2007*.....................................................         250              255

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MORTGAGE-RELATED SECURITIES (continued)
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A2 6.82% 2025*(1)...................................      $  500          $   506
                       Merrill Lynch Mortgage Investors, Inc., Series 1997-C1,
                         Class A1 6.95% 2029*(1)...................................         924              950
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A3 7.06% 2025(1)....................................         500              519
                       Morgan (J.P.) Commercial Mortgage Finance Corp., Series
                         1995-C1, Class A2 7.44% 2010*(1)..........................       1,000            1,013
                       Morgan Stanley Capital I, Inc., Series 1998-1, Class A5
                         6.75% 2013................................................         740              735
                       Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A2
                         6.48% 2030................................................         500              503
                       Mortgage Capital Funding, Inc., Series 1998-1, Class A5
                         6.42% 2007*#..............................................       1,425            1,437
                       Norwest Asset Securities Corp., Series 1998, Class A1 6.25%
                         2014*.....................................................         318              316
                       Norwest Asset Securities Corp., Series 1998-8, Class A1
                         6.50% 2013................................................       1,081            1,069
                       Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC
                         1.28% 2040*(1)............................................       1,296            1,262
                                                                                                         -------
                                                                                                          15,529
                                                                                                         -------
                       MUNICIPAL BONDS -- 1.3%
                       Puerto Rico Public Finance Corp. 6.15% 2008*................       1,000              990
                                                                                                         -------

                       UNITED STATES TREASURY -- 11.1%
                       8.88% Bonds 2017............................................       3,475            4,652
                       12.00% Bonds 2013...........................................       1,000            1,459
                       3.63% Notes 2008............................................       1,269            1,243
                       6.38% Notes 2000............................................       1,000            1,012
                                                                                                         -------
                                                                                                           8,366
                                                                                                         -------
                       TOTAL INVESTMENT SECURITIES (cost $71,227)..................                       71,310
                                                                                                         -------

                       SHORT-TERM SECURITIES -- 4.2%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.2%
                       General Electric Capital Corp. 4.87% due 3/01/99............       1,200            1,200
                       Warner-Lambert Co. 4.79% due 5/24/99........................       2,000            1,978
                                                                                                         -------
                       TOTAL SHORT-TERM SECURITIES (cost $3,178)...................                        3,178
                                                                                                         -------

                       TOTAL INVESTMENTS --
                         (cost $74,405)                                      98.9%                       $74,488
                       Other assets less liabilities --                       1.1                            793
                                                                            ------                       -------
                       NET ASSETS --                                        100.0%                       $75,281
                                                                            ======                       =======

              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              TBA - Security purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

              (1) Variable rate security; rate as of February 28, 1999

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES             INVESTMENT PORTFOLIO -- FEBRUARY 28, 1999

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                      SHORT-TERM SECURITIES -- 94.6%                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------

                       CORPORATE SHORT-TERM NOTES -- 67.5%
                       American Express Credit Corp. 4.78% due 3/26/99.............      $1,900          $ 1,894
                       American Home Products Corp. 4.80% due 3/17/99..............       1,500            1,497
                       Ameritech Corp. 4.78% due 3/02/99...........................       1,900            1,900
                       AT&T Corp. 4.83% due 3/30/99................................         625              622
                       Atlantic Richfield Co. 4.95% due 3/01/99....................       1,500            1,500
                       Bell Atlantic Network Funding Corp. 4.80% due 3/05/99.......       1,000              999
                       Bell South Telecommunications, Inc. 4.80% due 3/25/99.......       2,100            2,093
                       Bestfoods 4.80% due 3/16/99.................................       2,000            1,996
                       Chevron USA, Inc. 4.80% due 3/22/99.........................       1,400            1,396
                       CIT Group Holdings, Inc. 4.81% due 3/18/99..................       2,250            2,245
                       Coca-Cola Co. 4.77% due 4/06/99.............................       1,400            1,393
                       Colgate-Palmolive Co. 4.78% due 3/25/99.....................       1,000              997
                       Commercial Credit Co. 4.82% due 3/04/99.....................       1,000            1,000
                       Deere (John) Capital Corp. 4.82% due 4/20/99................       1,100            1,093
                       Disney (Walt), Co. 4.79% due 3/15/99........................       1,600            1,597
                       Eastman Kodak Co. 4.78% due 3/24/99.........................       1,400            1,396
                       Eli Lilly & Co. 4.83% due 3/12/99...........................       2,000            1,997
                       Ford Motor Credit Co. 4.79% due 3/19/99.....................       1,500            1,496
                       Gannett, Inc. 4.78% due 3/05/99.............................       1,400            1,399
                       General Motors Acceptance Corp. 4.82% due 3/11/99...........       2,250            2,247
                       Halliburton Corp. 4.83% due 4/08/99.........................       2,000            1,990
                       Heinz (H.J.) Co. 4.78% due 4/08/99..........................       2,200            2,189
                       Household Finance Corp.+ 4.80% due 3/16/99..................       2,000            1,996
                       International Business Machines Corp. 4.82% due 4/12/99.....       2,200            2,188
                       Kellogg Co. 4.78% due 3/19/99...............................         750              748
                       Kimberly-Clark Corp. 4.77% due 3/01/99......................       2,000            2,000
                       Lucent Technologies, Inc. 4.77% due 4/05/99.................       2,000            1,991
                       Motorola, Inc. 4.75% due 4/01/99............................       1,700            1,693
                       Pfizer, Inc. 4.80% due 3/17/99..............................       2,100            2,095
                       Schering Corp. 4.81% due 4/27/99............................       1,400            1,389
                       St. Paul Cos., Inc. 4.82% due 3/18/99.......................       2,100            2,095
                       Texaco, Inc. 4.80% due 4/08/99..............................       2,000            1,990
                       Vermont American Corp. 4.77% due 3/03/99....................       1,400            1,400
                       Yale University 4.79% due 4/16/99...........................       1,000              994
                                                                                                         -------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost: $55,515)............                       55,515
                                                                                                         -------
                       FEDERAL AGENCY OBLIGATIONS -- 27.1%
                       Federal Home Loan Bank Discount Notes 4.72% due 3/24/99.....         985              982
                       Federal Home Loan Bank Discount Notes 4.73% due 3/03/99.....       1,100            1,100
                       Federal Home Loan Bank Discount Notes 4.74% due 3/12/99.....       1,700            1,697
                       Federal Home Loan Mortgage Discount Notes 4.72% due
                         3/31/99...................................................       2,700            2,689
                       Federal Home Loan Mortgage Discount Notes 4.73% due
                         3/23/99...................................................       2,000            1,994
                       Federal Home Loan Mortgage Discount Notes 4.73% due
                         4/09/99...................................................         459              457
                       Federal Home Loan Mortgage Discount Notes 4.75% due
                         3/10/99...................................................       1,000              999
                       Federal Home Loan Mortgage Discount Notes 4.76% due
                         4/15/99...................................................         965              959
                       Federal Home Loan Mortgage Discount Notes 4.76% due
                         4/22/99...................................................       1,096            1,089
                       Federal Home Loan Mortgage Discount Notes 4.79% due
                         4/26/99...................................................       2,000            1,985
                       Federal National Mortgage Association Discount Notes 4.70%
                         due 3/15/99...............................................       2,125            2,121
                       Federal National Mortgage Association Discount Notes 4.71%
                         due 3/10/99...............................................       1,400            1,398
                       Federal National Mortgage Association Discount Notes 4.75%
                         due 3/09/99...............................................       2,025            2,023

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                    SHORT-TERM SECURITIES (CONTINUED)                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS (continued)

                       Federal National Mortgage Association Discount Notes 4.75%
                         due 4/22/99...............................................      $1,600          $ 1,589
                       Federal National Mortgage Association Discount Notes 4.76%
                         due 3/09/99...............................................       1,200            1,199
                                                                                                         -------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost: $22,281)............                       22,281
                                                                                                         -------
                       TOTAL SHORT-TERM SECURITIES (cost: $77,796).................                       77,796
                                                                                                         -------
                       TOTAL INVESTMENTS --
                         (cost: $77,796)                                  94.6%                          $77,796
                       Other assets less liabilities --                    5.4                             4,451
                                                                         ------                          -------
                       NET ASSETS --                                     100.0%                          $82,247
                                                                         ======                          =======

              -----------------------------

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    FEBRUARY 28, 1999

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*..........  $824,361     $175,238        $777,505       $115,539     $83,887       $71,310
   Short-term securities*....................    83,276       29,417         137,896         13,884       8,677         3,178
   Cash......................................        21           25             102             16           6            77
   Receivables for --
     Sales of investments....................     1,343           67             778          2,494         414         2,458
     Dividends and accrued interest..........       198          119           1,391            854       1,995           439
     Fund shares sold........................       128           86              82              3         118           137
     Foreign currency contracts..............        --           66              --             --          --            --
   Prepaid expenses..........................        17            3              20              3           3             2
   Unrealized appreciation on forward foreign
     currency contracts......................        --           --              --             --          46            --
                                               --------------------------------------------------------------------------------
                                                909,344      205,021         917,774        132,793      95,146        77,601
                                               --------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................     1,214          211           1,117            345       3,607           174
     Purchases of investments................       374           --           2,102          2,559         211         2,075
     Advisory fees...........................       216           95             216             31          24            19
     Management fees.........................       144           38             144             21          16            13
     Foreign currency contracts..............        --           66              --             --          --            --
   Other accrued expenses....................        76           90              85             37          40            39
                                               --------------------------------------------------------------------------------
                                                  2,024          500           3,664          2,993       3,898         2,320
                                               --------------------------------------------------------------------------------
   NET ASSETS................................  $907,320     $204,521        $914,110       $129,800     $91,248       $75,281
                                               ================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........    17,487       13,068          24,944          8,343       7,077         6,824
   Net asset value per share.................  $  51.89     $  15.65        $  36.65       $  15.56     $ 12.89       $ 11.03
                                               ================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $308,948     $123,234        $454,460       $ 83,883     $81,961       $70,627
   Accumulated undistributed net investment
     income..................................     3,513        4,158          20,330          6,443      12,878         6,122
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency................................   242,540       27,742         233,896         22,290       2,951        (1,551)
   Unrealized appreciation (depreciation) on
     investments.............................   352,319       49,387         205,424         17,184      (6,587)           83
   Unrealized foreign exchange gain on other
     assets and liabilities..................        --           --              --             --          45            --
                                               --------------------------------------------------------------------------------
       Net Assets............................  $907,320     $204,521        $914,110       $129,800     $91,248       $75,281
                                               ================================================================================
   ---------------
   *Cost
     Investment securities...................  $472,041     $125,851        $572,080       $100,333     $90,475       $71,227
                                               ================================================================================
     Short-term securities...................  $ 83,277     $ 29,417        $137,897       $ 11,906     $ 8,677       $ 3,178
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities, at value*..........   $    --
   Short-term securities*....................    77,796
   Cash......................................        23
   Receivables for --
     Sales of investments....................        --
     Dividends and accrued interest..........        --
     Fund shares sold........................     4,774
     Foreign currency contracts..............        --
   Prepaid expenses..........................         1
   Unrealized appreciation on forward foreign
     currency contracts......................        --
                                               ----------
                                                 82,594
                                               ----------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       278
     Purchases of investments................        --
     Advisory fees...........................        18
     Management fees.........................        12
     Foreign currency contracts..............        --
   Other accrued expenses....................        39
                                               ----------
                                                    347
                                               ----------
   NET ASSETS................................  $ 82,247
                                               ==========
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     7,385
   Net asset value per share.................  $  11.14
                                               ==========
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $78,069
   Accumulated undistributed net investment
     income..................................     4,176
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency................................         2
   Unrealized appreciation (depreciation) on
     investments.............................        --
   Unrealized foreign exchange gain on other
     assets and liabilities..................        --
                                               ----------
       Net Assets............................  $ 82,247
                                               ==========
   ---------------
   *Cost
     Investment securities...................  $     --
                                               ==========
     Short-term securities...................  $ 77,796
                                               ==========

    See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE PERIOD DECEMBER 1, 1998 THROUGH FEBRUARY 28, 1999#

    (DOLLARS IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $  1,126      $   319         $ 1,674       $   917      $ 2,437       $ 1,295
     Dividends...............................       863          169           3,325           449           --            --
                                               --------------------------------------------------------------------------------
            Total income*                         1,989          488           4,999         1,366        2,437         1,295
                                               --------------------------------------------------------------------------------
   Expenses:
     Advisory fees...........................       676          303             692           102           76            62
     Management fees.........................       451          120             461            68           50            41
     Custodian fees..........................        48           77              55            14           16            13
     Auditing and legal fees.................        17           18              18            12           13            13
     Reports to investors....................        17            6              18             4            4             4
     Trustees' fees..........................         8            2               8             1            1             1
     Other expenses..........................         3           --               3             1           --            --
                                               --------------------------------------------------------------------------------
            Total expenses before custody
              credits........................     1,220          526           1,255           202          160           134
            Custody credits earned on cash
              balances.......................        --           --              (1)           --           --            (1)
                                               --------------------------------------------------------------------------------
   Net investment income (loss)..............       769          (38)          3,745         1,164        2,277         1,162
                                               --------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on investments..........    43,357        3,365          41,842         3,184          607           202
   Net realized foreign exchange gain
     on other assets and liabilities.........        --            5              --            --          112            --
   Change in unrealized appreciation/
     depreciation of investments.............    74,943       17,708          (4,264)       (2,522)      (2,631)       (1,597)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --           (8)             --             3           24            --
                                               --------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   118,300       21,070          37,578           665       (1,888)       (1,395)
                                               --------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $119,069      $21,032         $41,323       $ 1,829      $   389       $  (233)
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   NET INVESTMENT INCOME:
   Income:
     Interest................................    $880
     Dividends...............................      --
                                               ----------
            Total income*                         880
                                               ----------
   Expenses:
     Advisory fees...........................      56
     Management fees.........................      38
     Custodian fees..........................       8
     Auditing and legal fees.................      12
     Reports to investors....................       4
     Trustees' fees..........................       1
     Other expenses..........................      --
                                               ----------
            Total expenses before custody
              credits........................     119
            Custody credits earned on cash
              balances.......................      --
                                               ----------
   Net investment income (loss)..............     761
                                               ----------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on investments..........       1
   Net realized foreign exchange gain
     on other assets and liabilities.........      --
   Change in unrealized appreciation/
     depreciation of investments.............      --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................      --
                                               ----------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......       1
                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............    $762
                                               ==========

---------------
    * Net of foreign witholding taxes of $1; $11; $6 and $1 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    # The Fund changed its fiscal year end from November 30 to February 28.

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD DECEMBER 1, 1998 THROUGH FEBRUARY 28, 1999#

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)..............  $    769     $    (38)       $  3,745       $  1,164     $  2,277      $ 1,162
   Net realized gain on investments..........    43,357        3,365          41,842          3,184          607          202
   Net realized foreign exchange gain on
     other assets and liabilities............        --            5              --             --          112           --
   Change in unrealized appreciation/
     depreciation of investments.............    74,943       17,708          (4,264)        (2,522)      (2,631)      (1,597)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --           (8)             --              3           24           --
                                               --------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations...............   119,069       21,032          41,323          1,829          389         (233)
                                               --------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    27,772        8,280          14,357          3,124        7,120        7,030
   Cost of shares repurchased................   (75,876)     (18,554)        (57,564)        (9,222)     (16,322)     (11,201)
                                               --------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................   (48,104)     (10,274)        (43,207)        (6,098)      (9,202)      (4,171)
                                               --------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...    70,965       10,758          (1,884)        (4,269)      (8,813)      (4,404)

   NET ASSETS:
   Beginning of period.......................   836,355      193,763         915,994        134,069      100,061       79,685
                                               --------------------------------------------------------------------------------
   End of period.............................  $907,320     $204,521        $914,110       $129,800     $ 91,248      $75,281
                                               ================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $  3,513     $  4,158        $ 20,330       $  6,443     $ 12,878      $ 6,122
                                               ================================================================================
   Shares issued and repurchased:
     Sold....................................       541          549             393            202          551          633
     Repurchased.............................    (1,503)      (1,229)         (1,584)          (597)      (1,270)      (1,010)
                                               --------------------------------------------------------------------------------
   Net increase (decrease)...................      (962)        (680)         (1,191)          (395)        (719)        (377)
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income (loss)..............   $   761
   Net realized gain on investments..........         1
   Net realized foreign exchange gain on
     other assets and liabilities............        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --
                                               ---------
   Net increase (decrease) in net assets
     resulting from operations...............       762
                                               ---------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    65,150
   Cost of shares repurchased................   (47,491)
                                               ---------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    17,659
                                               ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...    18,421
   NET ASSETS:
   Beginning of period.......................    63,826
                                               ---------
   End of period.............................   $82,247
                                               =========
   ---------------
   Accumulated undistributed net investment
     income..................................   $ 4,176
                                               =========
   Shares issued and repurchased:
     Sold....................................     5,878
     Repurchased.............................    (4,287)
                                               ---------
   Net increase (decrease)...................     1,591
                                               =========

---------------
    # The Fund changed its fiscal year end from November 30 to February 28.

    See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1998

    (DOLLARS IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $  4,282      $ 1,658        $  7,243       $  4,074     $10,447       $5,357
     Dividends...............................     2,835        3,443          14,417          1,980         491           --
                                               --------------------------------------------------------------------------------
            Total income*....................     7,117        5,101          21,660          6,054      10,938        5,357
                                               --------------------------------------------------------------------------------
   Expenses:
     Advisory fees...........................     2,453        1,283           2,854            456         353          253
     Management fees.........................     1,635          511           1,903            304         236          169
     Custodian fees..........................       200          352             240             63          56           43
     Auditing and legal fees.................        24           30              24             21          24           24
     Trustees' fees..........................        13            3              15              2           2            1
     Reports to investors....................         4            2               5              1           2            1
     Other expenses..........................        14            5              18              3           1            1
                                               --------------------------------------------------------------------------------
            Total expenses...................     4,343        2,186           5,059            850         674          492
                                               --------------------------------------------------------------------------------
   Net investment income.....................     2,774        2,915          16,601          5,204      10,264        4,865
                                               --------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on investments..........   199,464       26,400         192,083         19,210       2,704        1,702
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --           43              --             --         (95)          --
   Change in unrealized appreciation/
     depreciation of investments.............   (18,723)         454         (75,884)       (11,352)     (8,636)        (136)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --         (235)             --             (3)         13           --
                                               --------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   180,741       26,662         116,199          7,855      (6,014)       1,566
                                               --------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS..............................  $183,515      $29,577        $132,800       $ 13,059     $ 4,250       $6,431
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   NET INVESTMENT INCOME:
   Income:
     Interest................................   $3,868
     Dividends...............................       --
                                               --------
            Total income*....................    3,868
                                               --------
   Expenses:
     Advisory fees...........................      228
     Management fees.........................      152
     Custodian fees..........................       31
     Auditing and legal fees.................       24
     Trustees' fees..........................        1
     Reports to investors....................        2
     Other expenses..........................        1
                                               --------
            Total expenses...................      439
                                               --------
   Net investment income.....................    3,429
                                               --------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on investments..........        2
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........       --
   Change in unrealized appreciation/
     depreciation of investments.............       --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................       --
                                               --------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......        2
                                               --------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS..............................   $3,431
                                               ========

---------------
    * Net of foreign witholding taxes of $42; $350; $130 and $15 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1998

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $   2,774     $  2,915        $  16,601      $  5,204     $ 10,264     $  4,865
   Net realized gain on investments..........    199,464       26,400          192,083        19,210        2,704        1,702
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --           43               --            --          (95)          --
   Change in unrealized appreciation/
     depreciation on investments.............    (18,723)         454          (75,884)      (11,352)      (8,636)        (136)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --         (235)              --            (3)          13           --
                                               ---------------------------------------------------------------------------------
   Net increase in net assets resulting from
     operations..............................    183,515       29,577          132,800        13,059        4,250        6,431
                                               ---------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......     (3,495)      (3,310)         (17,480)       (5,385)     (11,180)      (6,410)
   Distributions from net realized gains on
     investments.............................   (148,000)     (54,645)        (166,343)      (18,305)      (2,570)          --
                                               ---------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................   (151,495)     (57,955)        (183,823)      (23,690)     (13,750)      (6,410)
                                               ---------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    120,195       37,714           92,874        16,070       34,394       33,591
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................    151,495       57,955          183,823        23,690       13,750        6,410
   Cost of shares repurchased................   (268,585)     (96,865)        (260,112)      (50,506)     (57,253)     (41,946)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................      3,105       (1,196)          16,585       (10,746)      (9,109)      (1,945)
                                               ---------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     35,125      (29,574)         (34,438)      (21,377)     (18,609)      (1,924)
   NET ASSETS:
   Beginning of period.......................    801,230      223,337          950,432       155,446      118,670       81,609
                                               ---------------------------------------------------------------------------------
   End of period.............................  $ 836,355     $193,763        $ 915,994      $134,069     $100,061     $ 79,685
                                               =================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $   2,744     $  3,370        $  16,585      $  5,279     $ 10,471     $  4,991
                                               =================================================================================
   Shares issued and repurchased:
     Sold....................................      2,820        2,526            2,655         1,032        2,646        3,076
     Issued in reinvestment of dividends and
       distributions.........................      3,611        3,971            5,274         1,547        1,052          616
     Repurchased.............................     (6,265)      (6,477)          (7,463)       (3,262)      (4,349)      (3,842)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease)...................        166           20              466          (683)        (651)        (150)
                                               =================================================================================

                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $   3,429
   Net realized gain on investments..........          2
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --
   Change in unrealized appreciation/
     depreciation on investments.............         --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --
                                               ----------
   Net increase in net assets resulting from
     operations..............................      3,431
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......     (3,995)
   Distributions from net realized gains on
     investments.............................         --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................     (3,995)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    171,512
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................      3,995
   Cost of shares repurchased................   (180,343)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     (4,836)
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     (5,400)
   NET ASSETS:
   Beginning of period.......................     69,226
                                               ----------
   End of period.............................  $  63,826
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income..................................  $   3,415
                                               ==========
   Shares issued and repurchased:
     Sold....................................     15,669
     Issued in reinvestment of dividends and
       distributions.........................        375
     Repurchased.............................    (16,372)
                                               ----------
   Net increase (decrease)...................       (328)
                                               ==========

    See Notes to Financial Statements
---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                  U.S.
                                                                                               GOVERNMENT/
                                                                       ASSET      HIGH-YIELD    AAA-RATED       CASH
                          GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES    MANAGEMENT
                          SERIES        SERIES          SERIES         SERIES       SERIES       SERIES        SERIES
   --------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment
     income............  $   3,485     $   2,486       $  17,471      $  5,381     $ 10,872     $  6,330     $   3,985
   Net realized gain
     (loss) on
     investments.......    146,719        54,711         166,979        18,372        5,128       (1,673)           (1)
   Net realized foreign
     exchange loss
     on other assets
       and
       liabilities.....         --           (19)             (1)           --           --           --            --
   Change in unrealized
     appreciation/
     depreciation on
       investments.....     16,891       (25,138)         19,920         1,609       (1,037)         286            --
   Change in unrealized
     foreign exchange
     gain/loss on other
     assets and
     liabilities.......         --           243              --            --            8           --            --
                         ----------------------------------------------------------------------------------------------
   Net increase in net
     assets resulting
     from
     operations........    167,095        32,283         204,369        25,362       14,971        4,943         3,984
                         ----------------------------------------------------------------------------------------------
   DIVIDENDS AND
     DISTRIBUTIONS PAID
     TO SHAREHOLDERS:
   Dividends from net
     investment
     income............     (3,795)       (3,950)        (18,320)       (5,690)     (12,665)      (8,435)       (4,852)
   Distributions from
     net realized gains
     on investments....   (118,520)      (17,640)       (124,190)      (14,930)          --           --            --
                         ----------------------------------------------------------------------------------------------
   Total dividends and
     distributions paid
     to shareholders...   (122,315)      (21,590)       (142,510)      (20,620)     (12,665)      (8,435)       (4,852)
                         ----------------------------------------------------------------------------------------------
   CAPITAL SHARE
     TRANSACTIONS:
   Proceeds from shares
     sold..............    136,992        78,283          69,784        15,741       36,139       10,319       244,501
   Proceeds from shares
     issued for
     reinvestment of
     dividends and
     distributions.....    122,315        21,590         142,510        20,620       12,665        8,435         4,852
   Cost of shares
     repurchased.......   (316,021)     (136,373)       (243,077)      (38,717)     (63,777)     (42,505)     (268,495)
                         ----------------------------------------------------------------------------------------------
   Net decrease in net
     assets resulting
     from capital share
     transactions......    (56,714)      (36,500)        (30,783)       (2,356)     (14,973)     (23,751)      (19,142)
                         ----------------------------------------------------------------------------------------------
   TOTAL INCREASE
     (DECREASE) IN NET
     ASSETS............    (11,934)      (25,807)         31,076         2,386      (12,667)     (27,243)      (20,010)
   NET ASSETS:
   Beginning of
     period............    813,164       249,144         919,356       153,060      131,337      108,852        89,236
                         ----------------------------------------------------------------------------------------------
   End of period.......  $ 801,230     $ 223,337       $ 950,432      $155,446     $118,670     $ 81,609     $  69,226
                         ==============================================================================================

---------------

   Accumulated
     undistributed net
     investment
     income............  $   3,479     $   2,541       $  17,464      $  5,374     $ 11,153     $  6,345     $   3,981
                         ==============================================================================================
   Shares issued and
     repurchased:
     Sold..............      3,275         4,723           2,012           994        2,669          949        21,803
     Issued in
       reinvestment of
       dividends and
       distributions...      3,424         1,442           4,590         1,438          990          816           444
     Repurchased.......     (7,648)       (8,200)         (6,971)       (2,442)      (4,696)      (3,875)      (23,966)
                         ----------------------------------------------------------------------------------------------
   Net decrease........       (949)       (2,035)           (369)          (10)      (1,037)      (2,110)       (1,719)
                         ==============================================================================================

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers that are domiciled outside the U.S., including those domiciled in developing countries.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for solid growth and dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks, bonds and money market instruments.

The HIGH YIELD BOND SERIES seeks high current income with capital appreciation as a secondary objective by investing primarily in intermediate and long-term corporate debt obligations, with emphasis on higher yielding, higher risk, lower rated or unrated corporate securities, which are commonly known as "junk bonds."

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks high current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities issued or guaranteed by the U.S. Government (i.e., backed by the full faith and credit of the U.S.) and other debt securities rated in the highest rating category (or that are determined to be of comparable quality by the investment adviser).

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the period December 1, 1998 through February 28, 1999, the reclassification arising from book/tax differences primarily related to tax adjustments on passive foreign investment companies sold and book/tax characterization of foreign currency transactions, market discount and paydown gains/losses. The reclassifications resulted in increases (decreases) to the components of net assets as follows (dollars in thousands):

                                                                ACCUMULATED     ACCUMULATED
                                                               UNDISTRIBUTED   UNDISTRIBUTED     PAID
                                                               NET REALIZED    NET INVESTMENT     IN
                                                                GAIN/(LOSS)    INCOME/(LOSS)    CAPITAL
                                                                   --------------------------------
Growth Series...............................................       $   1            $ --          $(1)
International Series........................................        (826)            826           --
Growth-Income Series........................................          --              --           --
Asset Allocation Series.....................................          --              --           --
High-Yield Bond Series......................................        (130)            130           --
U.S. Government/AAA-Rated Securities Series.................          31             (31)          --
Cash Management Series......................................          --              --           --

3. OPERATING POLICIES:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

                                                           ---------------------

4. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at February 28, 1999, were as follows (dollars in thousands):

                                                           AGGREGATE    AGGREGATE       NET
                                                           UNREALIZED   UNREALIZED   UNREALIZED     COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)        GAIN      INVESTMENTS   CARRYOVER*+
                                                           -----------------------------------------------------------------
    Growth Series........................................   $377,061     $(25,044)    $352,017     $555,621        $--
    International Series.................................     55,599       (7,543)      48,056      156,599        --
    Growth-Income Series.................................    246,889      (41,383)     205,506      709,896        --
    Asset Allocation Series..............................     23,795       (6,611)      17,184      112,239        --
    High-Yield Bond Series...............................      2,344       (8,933)      (6,589)      99,154        --
    U.S. Government/AAA-Rated Securities Series*.........        755         (540)         215       74,272         1,549
    Cash Management Series...............................     --           --           --           77,796        --


                                                           CAPITAL LOSS
                                                             UTILIZED
                                                           ------------
    Growth Series........................................     -$-
    International Series.................................     --
    Growth-Income Series.................................     --
    Asset Allocation Series..............................     --
    High-Yield Bond Series...............................     --
    U.S. Government/AAA-Rated Securities Series*.........       216
    Cash Management Series...............................     --

---------------
  * Expire 2005
  + Net capital loss carryover reported as of February 28, 1999, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

5. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), pursuant to a business management agreement, manages the business affairs and the administration of the Fund. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of
 .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the period December 1, 1998 through February 28, 1999, were as follows:

                                                                                                   ASSET
                                                       GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH-YIELD
                                                       SERIES       SERIES          SERIES         SERIES     BOND SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............  $ 46,877      $ 9,197        $ 60,678       $10,509       $ 7,968
       Sales of portfolio securities................    86,442       22,306         107,896        14,241        16,445
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......        --           --              --         1,500         2,420
       Sales of U.S. government securities..........        --           --              --         1,157         2,516

                                                         U.S.
                                                      GOVERNMENT/
                                                       AAA-RATED       CASH
                                                      SECURITIES    MANAGEMENT
                                                        SERIES        SERIES
                                                      --------------------------
       Purchases of portfolio securities............    $ 1,000     $       --
       Sales of portfolio securities................        730             --
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     25,167             --
       Sales of U.S. government securities..........     21,056             --









7. TRANSACTIONS WITH AFFILIATES: The following series incurred brokerage commissions (dollars in thousands) with an affiliated broker:

                                                                         FSC             ROYAL
                                                                      SECURITIES        ALLIANCE
                                                                        CORP.       ASSOCIATES, INC.
                                                                      ----------    ----------------
        Growth Series...............................................     $ 1            --$
        Growth-Income Series........................................       3            1

As disclosed in the investment portfolios, certain Series own stock issued by American International Group, Inc. ("AIG"). Effective January 1, 1999, SunAmerica Asset Management Corp., the business manager, became a wholly owned subsidiary of AIG.

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/94    $35.76       $0.19          $ 1.04         $ 1.23       $(0.25)      $(2.66)      $34.08       3.33%
             11/30/95     34.08        0.25           12.02          12.27        (0.20)       (2.65)       43.50      37.93
             11/30/96     43.50        0.18            5.10           5.28        (0.28)       (6.22)       42.28      14.02
             11/30/97     42.28        0.18            8.30           8.48        (0.21)       (6.73)       43.82      23.78
             11/30/98     43.82        0.15           10.18          10.33        (0.20)       (8.62)       45.33      25.21
              2/28/99#    45.33        0.04            6.52           6.56           --           --        51.89      14.47

                                                    International Series
             11/30/94    $12.57       $0.22          $ 0.81         $ 1.03       $(0.12)      $(0.22)      $13.26       8.17%
             11/30/95     13.26        0.26            1.11           1.37        (0.23)       (0.50)       13.90      11.18
             11/30/96     13.90        0.22            2.46           2.68        (0.46)       (0.31)       15.81      20.03
             11/30/97     15.81        0.17            1.78           1.95        (0.27)       (1.22)       16.27      13.15
             11/30/98     16.27        0.22            2.31           2.53        (0.27)       (4.44)       14.09      14.56
              2/28/99#    14.09          --            1.56           1.56           --           --        15.65      11.07

                                                    Growth-Income Series
             11/30/94    $28.23       $0.69          $(0.14)        $ 0.55       $(0.76)      $(1.56)      $26.46       2.00%
             11/30/95     26.46        0.71            7.46           8.17        (0.76)       (2.23)       31.64      33.47
             11/30/96     31.64        0.67            5.87           6.54        (0.77)       (2.10)       35.31      21.88
             11/30/97     35.31        0.66            6.91           7.57        (0.75)       (5.10)       37.03      24.62
             11/30/98     37.03        0.62            4.91           5.53        (0.71)       (6.80)       35.05      15.07
              2/28/99#    35.05        0.15            1.45           1.60           --           --        36.65       4.56

                                                   Asset Allocation Series
             11/30/94    $13.66       $0.58          $(0.69)        $(0.11)      $(0.62)      $(0.31)      $12.62      (0.84)%
             11/30/95     12.62        0.55            3.16           3.71        (0.68)       (0.38)       15.27      31.01
             11/30/96     15.27        0.56            2.17           2.73        (0.63)       (1.14)       16.23      19.34
             11/30/97     16.23        0.55            2.00           2.55        (0.63)       (1.65)       16.50      17.86
             11/30/98     16.50        0.55            0.98           1.53        (0.61)       (2.08)       15.34       9.28
              2/28/99#    15.34        0.14            0.08           0.22           --           --        15.56       1.43

                                                   High-Yield Bond Series
             11/30/94    $15.67       $1.24          $(1.88)        $(0.64)      $(1.49)      $(0.49)      $13.05      (4.70)%
             11/30/95     13.05        1.26            0.99           2.25        (1.56)       (0.13)       13.61      18.97
             11/30/96     13.61        1.21            0.56           1.77        (1.53)          --        13.85      14.05
             11/30/97     13.85        1.19            0.44           1.63        (1.43)          --        14.05      12.76
             11/30/98     14.05        1.22           (0.73)          0.49        (1.39)       (0.32)       12.83       3.22
              2/28/99#    12.83        0.31           (0.25)          0.06           --           --        12.89       0.47

                                         U.S. Government/AAA-Rated Securities Series
             11/30/94    $13.34       $0.90          $(1.43)        $(0.53)      $(1.11)      $(0.17)      $11.53      (4.17)%
             11/30/95     11.53        0.86            0.85           1.71        (1.20)       (0.06)       11.98      15.95
             11/30/96     11.98        0.80           (0.21)          0.59        (1.06)          --        11.51       5.49
             11/30/97     11.51        0.76           (0.14)          0.62        (1.03)          --        11.10       6.09
             11/30/98     11.10        0.68            0.23           0.91        (0.94)          --        11.07       8.70
              2/28/99#    11.07        0.17           (0.21)         (0.04)          --           --        11.03      (0.36)

                                                   Cash Management Series
             11/30/94    $11.40       $0.40          $   --         $ 0.40       $(0.33)      $   --       $11.47       3.56%
             11/30/95     11.47        0.61            0.01           0.62        (0.44)          --        11.65       5.53
             11/30/96     11.65        0.55              --           0.55        (0.82)          --        11.38       4.94
             11/30/97     11.38        0.54            0.01           0.55        (0.62)          --        11.31       5.03
             11/30/98     11.31        0.54              --           0.54        (0.83)          --        11.02       5.04
              2/28/99#    11.02        0.12              --           0.12           --           --        11.14       1.09

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------  --------------------------------------------------
                                         Growth Series
             11/30/94   $712,602       0.55%          0.56%       33.79%
             11/30/95    897,275       0.55           0.65        23.72
             11/30/96    813,164       0.55           0.46        25.51
             11/30/97    801,230       0.54           0.44        29.01
             11/30/98    836,355       0.54           0.34        32.37
              2/28/99    907,320       0.55+          0.34+        5.75
                                      International Series
             11/30/94   $259,498       1.04%          1.64%       21.68%
             11/30/95    228,134       1.05           1.95        16.79
             11/30/96    249,144       1.02           1.56        44.94
             11/30/97    223,337       1.04           0.99        47.45
             11/30/98    193,763       1.03           1.50        60.19
              2/28/99    204,521       1.05+         (0.08)+       5.28
                                      Growth-Income Series
             11/30/94   $765,971       0.55%          2.54%       32.97%
             11/30/95    882,143       0.55           2.52        18.81
             11/30/96    919,356       0.55           2.07        23.72
             11/30/97    950,432       0.54           1.88        30.06
             11/30/98    915,994       0.54           1.76        32.42
              2/28/99    914,110       0.55+          1.63+        7.57
                                    Asset Allocation Series
             11/30/94   $142,678       0.59%          4.47%       48.53%
             11/30/95    153,608       0.59           4.04        53.58
             11/30/96    153,060       0.58           3.74        40.97
             11/30/97    155,446       0.59           3.49        39.14
             11/30/98    134,069       0.58           3.56        31.43
              2/28/99    129,800       0.62+          3.57+        9.77
                                     High-Yield Bond Series
             11/30/94   $127,467       0.59%          8.76%       44.97%
             11/30/95    146,590       0.59           9.66        31.64
             11/30/96    131,337       0.58           9.09        36.99
             11/30/97    118,670       0.61           8.68        64.49
             11/30/98    100,061       0.60           9.18        78.82
              2/28/99     91,248       0.67+          9.61+       12.05
                          U.S. Government/AAA-Rated Securities Series
             11/30/94   $149,368       0.58%          7.42%       16.95%
             11/30/95    134,938       0.59           7.49        43.43
             11/30/96    108,852       0.59           7.03        17.12
             11/30/97     81,609       0.63           6.93        46.17
             11/30/98     79,685       0.63           6.20       163.75
              2/28/99     75,281       0.70+          6.08+       29.54
                                     Cash Management Series
             11/30/94   $186,396       0.57%          3.52%          --%
             11/30/95    100,872       0.58           5.32           --
             11/30/96     89,236       0.58           4.81           --
             11/30/97     69,226       0.63           4.87           --
             11/30/98     63,826       0.63           4.91           --
              2/28/99     82,247       0.69+          4.40+          --

---------------

@ Calculated based upon average shares outstanding

* Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Series changed its fiscal year end from November 30 to February 28.

+  Annualized

See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDER OF ANCHOR PATHWAY FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Series, International Series, Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, U.S. Government/AAA-Rated Securities Series and Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at February 28, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
April 13, 1999

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
SHAREHOLDER INFORMATION (UNAUDITED)

SUPPLEMENTAL PROXY INFORMATION: A Special Meeting of the Shareholders of the Anchor Pathway Fund was held on December 30, 1998. Each of the applicable Series voted in favor of adopting the following proposals, therefore, the results are aggregated for the Series unless otherwise specified.

1. To elect a slate of four members to the Board of Trustees to hold office until their successors are duly elected and qualified.

                                                               VOTES IN      VOTES
                                                               FAVOR OF    ABSTAINED
                                                               --------    ---------
James K. Hunt...............................................  87,506,560   2,374,738
Monica C. Lozano............................................  87,506,560   2,374,738
Allan L. Sher...............................................  87,506,560   2,374,738
William M. Wardlaw..........................................  87,506,560   2,374,738

2. To ratify the selection of independent accountants.

VOTES IN FAVOR OF   VOTES AGAINST   VOTES ABSTAINED
-----------------   -------------   ---------------
   85,973,425          954,326         2,953,540

TAX INFORMATION: The International Series makes an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the International Series to its shareholder. The total amount of foreign taxes passed through to the shareholder for the fiscal year ended February 28, 1999 was $12,979. The gross foreign source income for information reporting is $60,211.

                                                           ---------------------

   O
---------------------

     COMPARISONS: PORTFOLIOS VS. INDEXES

              The following graphs compare the performance of a $10,000 investment in certain of the Anchor Pathway Fund portfolios to a $10,000 investment in a securities index. Each index has been chosen by Capital Research and Management Company (CRMC), the fund's money manager, as an appropriate comparison.

              THESE GRAPHS COMPARE THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR PATHWAY FUND LEVEL AND INCLUDE ALL FUND EXPENSES BUT NO INSURANCE COMPANY EXPENSES AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES AND ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

--------------------------------------------------------------------------------
GROWTH SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/99
--------------------------------------------------------------------------------
1-year                                                                    28.02%
5-year                                                                    22.44%
10-year                                                                   19.95%
--------------------------------------------------------------------------------

[GROWTH SERIES PERFORMANCE GRAPH]

                                                                       GROWTH SERIES                 S&P 500 COMPOSITE INDEX
                                                                       -------------                 -----------------------
2/89                                                                       10000                              10000
11/89                                                                      12864                              12287
11/90                                                                      11759                              11849
11/91                                                                      14910                              14268
11/92                                                                      18085                              16902
11/93                                                                      21387                              18604
11/94                                                                      22098                              18803
11/95                                                                      30480                              25752
11/96                                                                      34753                              32930
11/97                                                                      43020                              42336
11/98                                                                      53866                              52360
2/99                                                                       61661                              55902

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

---------------------

--------------------------------------------------------------------------------
INTERNATIONAL SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/99
--------------------------------------------------------------------------------
1-year                                                                    14.25%
5-year                                                                    13.73%
10-year                                                                      N/A
Since Inception (5/9/90)                                                  11.97%
--------------------------------------------------------------------------------

[INTERNATIONAL SERIES PERFORMANCE GRAPH]

                                                                    INTERNATIONAL SERIES                 MSCI EAFE INDEX
                                                                    --------------------                 ---------------
5/90                                                                      10000.00                           10000.00
11/90                                                                      9680.00                            9483.00
11/91                                                                     10221.00                           10310.00
11/92                                                                     10253.00                            9508.00
11/93                                                                     13063.00                           11852.00
11/94                                                                     14130.00                           13646.00
11/95                                                                     15710.00                           14724.00
11/96                                                                     18857.00                           16504.00
11/97                                                                     21336.00                           16483.00
11/98                                                                     24442.00                           19249.00
2/99                                                                      27149.00                           19487.00

              ------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH-INCOME SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/99
--------------------------------------------------------------------------------
1-year                                                                    10.23%
5-year                                                                    19.64%
10-year                                                                   16.21%
--------------------------------------------------------------------------------

[GROWTH-INCOME SERIES PERFORMANCE GRAPH]

                                                                    GROWTH-INCOME SERIES             S&P 500 COMPOSITE INDEX
                                                                    --------------------             -----------------------
 2/89                                                                     10000.00                           10000.00
 11/89                                                                    12370.00                           12287.00
 11/90                                                                    11434.00                           11849.00
 11/91                                                                    13851.00                           14268.00
 11/92                                                                    16070.00                           16902.00
 11/93                                                                    18053.00                           18604.00
 11/94                                                                    18415.00                           18803.00
 11/95                                                                    24579.00                           25752.00
 11/96                                                                    29958.00                           32930.00
 11/97                                                                    37333.00                           42336.00
 11/98                                                                    42958.00                           52360.00
 2/99                                                                     44919.00                           55902.00

              ------------------------------------------------------------------
              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

--------------------------------------------------------------------------------
ASSET ALLOCATION SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/99
--------------------------------------------------------------------------------
1-year                                                                     4.99%
5-year                                                                    14.98%
10-year                                                                      N/A
Since Inception (3/31/89)                                                 12.84%
--------------------------------------------------------------------------------

[ASSET ALLOCATION SERIES PERFORMANCE GRAPH]

                                                 ASSET ALLOCATION SERIES     S&P 500 COMPOSITE INDEX      SALOMON SMITH BARNEY
                                                 -----------------------     -----------------------      INVESTMENT GRADE BOND
                                                                                                                  INDEX
                                                                                                          ---------------------
 5/89                                                    10000                       10000                       10000
 11/89                                                   11000                       12287                       11076
 11/90                                                   10827                       11849                       11923
 11/91                                                   12847                       14268                       13640
 11/92                                                   14620                       16902                       14882
 11/93                                                   16192                       18604                       16518
 11/94                                                   16056                       18603                       16016
 11/95                                                   21035                       25752                       18868
 11/96                                                   25104                       32930                       19997
 11/97                                                   29586                       42336                       21511
 11/98                                                   32332                       52360                       23551
 2/99                                                    32795                       52467                       23382

              ------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH-YEILD BOND SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/99
--------------------------------------------------------------------------------
1-year                                                                    -0.07%
5-year                                                                     8.26%
10-year                                                                   10.67%
--------------------------------------------------------------------------------

[HIGH-YIELD BOND SERIES PERFORMANCE GRAPH]

                                                 HIGH-YIELD BOND SERIES       SALOMON SMITH BARNEY        SALOMON SMITH BARNEY
                                                 ----------------------       LONG-TERM HIGH-YIELD        INVESTMENT GRADE BOND
                                                                                      INDEX                       INDEX
                                                                              --------------------        ---------------------
2/89                                                    10000.00                    10000.00                    10000.00
11/89                                                   10613.00                     9628.00                    11327.00
11/90                                                   10616.00                     8662.00                    12193.00
11/91                                                   13721.00                    12450.00                    13950.00
11/92                                                   15650.00                    14838.00                    15219.00
11/93                                                   18223.00                    17888.00                    16893.00
11/94                                                   17366.00                    17133.00                    16380.00
11/95                                                   20660.00                    21930.00                    19296.00
11/96                                                   23561.00                    24123.00                    20451.00
11/97                                                   26568.00                    28083.00                    22000.00
11/98                                                   27423.00                    30917.00                    24086.00
2/99                                                    27551.00                    31241.00                    23912.00

              ------------------------------------------------------------------
              The graphs represent past performance, which is not indicative of future results.

---------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/99
--------------------------------------------------------------------------------
1-year                                                                     6.11%
5-year                                                                     6.14%
10-year                                                                    8.38%
--------------------------------------------------------------------------------

[U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES PERFORMANCE GRAPH]

                                                                                                       SALOMON SMITH BARNEY
                                                              U.S. GOV'T/AAA-RATED SECURITIES            TREASURY/GOV'T-
                                                                           SERIES                    SPONSORED/MORTGAGE INDEX
                                                              -------------------------------        ------------------------
2/89                                                                      10000.00                           10000.00
11/89                                                                     11033.00                           11338.00
11/90                                                                     11821.00                           12251.00
11/91                                                                     13428.00                           13958.00
11/92                                                                     14752.00                           15188.00
11/93                                                                     16608.00                           16777.00
11/94                                                                     15916.00                           16298.00
11/95                                                                     18454.00                           19089.00
11/96                                                                     19468.00                           20219.00
11/97                                                                     20652.00                           21743.00
11/98                                                                     22450.00                           23809.00
2/99                                                                      22369.00                           23656.00

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

                                                               -----------------
[LOGO] SUNAMERICA
       Anchor National Life Insurance Company                      BULK RATE
       1 SunAmerica Center                                        U.S. POSTAGE
       Los Angeles, California 90067-6022                            PAID
                                                                  TOWNE, INC.

                                                               -----------------
A-1201-CBD (R 4/99)